UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

(This Form N-Q relates solely to the Registrant’s - PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	08/31/2019

Date of reporting period:	11/30/2018

Item 1. Schedule of Investments

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 70.7%

ASSET-BACKED SECURITIES 9.1%

Collateralized Loan Obligations 9.1%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.536%(c)	07/15/26	936	$936,404

Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.489 (c)	07/17/28	250	249,801

CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.780%	3.216 (c)	04/15/27	575	572,436

ICG US CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.590 (c)	10/19/28	1,000	999,834

KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.930%	3.575 (c)	05/20/29	500	499,400

Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.669 (c)	10/20/26	250	250,044

Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.565 (c)	01/18/27	300	300,009

Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	3.892 (c)	10/15/28	1,250	1,250,000

Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.750%	4.219 (c)	04/20/28	250	251,521

Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.675 (c)	10/12/30	500	499,021

OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	3.570 (c)	04/30/27	300	300,116

OZLM XII Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	3.600 (c)	07/30/27	1,100	1,099,948

Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.100%	0.00(c)	07/20/28	500	500,000

TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.800%	3.269 (c)	07/20/27	500	497,966

TICP CLO I Ltd. (Cayman Islands), Series 2018-3R, Class A, 144A, 3 Month LIBOR + 0.840%	3.309 (c)	04/20/28	410	410,118

Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.609 (c)	10/20/28	1,000	1,000,657

West CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 0.920%	3.365 (c)	07/18/26	261	260,863

Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.386 (c)	04/15/29	900	896,163
TOTAL ASSET-BACKED SECURITIES

(cost $10,768,001)				10,774,301

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.0%
BANK,

Series 2017-BNK5, Class A1	1.909	06/15/60	281	273,977

Series 2017-BNK7, Class A1	1.984	09/15/60	186	181,363

BBCMS Mortgage Trust, Series 2017-C1, Class A1	2.010	02/15/50	456	447,833

CD Mortgage Trust,

Series 2016-CD1, Class A1	1.443	08/10/49	30	29,424

Series 2017-CD3, Class A1	1.965	02/10/50	71	69,627

CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501	05/10/58	1,065	1,046,089

Citigroup Commercial Mortgage Trust,

Series 2015-GC35, Class A1	1.847	11/10/48	62	61,773

Series 2015-P1, Class A1	1.648	09/15/48	370	366,218

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 10.0% (Continued)
Citigroup Commercial Mortgage Trust, (cont’d)

Series 2016-C1, Class A1	1.506%	05/10/49	228	$223,700

Series 2016-GC37, Class A1	1.635	04/10/49	66	64,481

Series 2016-P5, Class A1	1.410	10/10/49	95	93,206

Series 2017-P8, Class A1	2.065	09/15/50	212	206,693

COMM Mortgage Trust,

Series 2014-CR19, Class A1	1.415	08/10/47	105	104,240

Series 2014-CR20, Class A1	1.324	11/10/47	122	121,065

Series 2015-CR22, Class A1	1.569	03/10/48	224	222,600

Series 2015-CR24, Class A2	3.022	08/10/48	250	249,709

Series 2015-LC19, Class A1	1.399	02/10/48	213	211,513

Series 2016-DC2, Class A1	1.820	02/10/49	520	512,056

Series 2017-COR2, Class A1	2.111	09/10/50	220	214,287

Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1	1.770	02/10/49	431	425,417

CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717	08/15/48	326	322,155

DBJPM Mortgage Trust, Series 2016-C3, Class A1	1.502	08/10/49	229	224,156

GS Mortgage Securities Trust,

Series 2013-GCJ14, Class A3	3.526	08/10/46	109	109,012

Series 2014-GC24, Class A1	1.509	09/10/47	65	64,796

JP Morgan Chase Commercial Mortgage Securities Trust,

Series 2012-CIBX, Class A3	3.139	06/15/45	113	112,453

Series 2016-JP2, Class A1	1.324	08/15/49	64	62,769

JPMBB Commercial Mortgage Securities Trust,

Series 2015-C31, Class A1	1.666	08/15/48	212	209,940

Series 2016-C1, Class A1	1.695	03/15/49	137	136,020

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086	03/15/50	240	235,768

JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081	10/15/50	212	206,629

Morgan Stanley Bank of America Merrill Lynch Trust,

Series 2014-C14, Class A3	3.669	02/15/47	205	205,788

Series 2015-C21, Class A1	1.548	03/15/48	55	54,526

Morgan Stanley Capital I Trust,

Series 2015-MS1, Class A1	1.638	05/15/48	467	461,635

Series 2016-BNK2, Class A1	1.424	11/15/49	130	126,986

Series 2016-UBS9, Class A1	1.711	03/15/49	145	142,738

UBS Commercial Mortgage Trust,

Series 2017-C5, Class A1	2.139	11/15/50	356	348,491

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 10.0% (Continued)

Series 2018-C11, Class A1	3.211	06/15/51	95	94,851

Wells Fargo Commercial Mortgage Trust,

Series 2015-LC20, Class A1	1.471%	04/15/50	162	$161,052

Series 2015-LC22, Class A1	1.639	09/15/58	350	345,902

Series 2015-NXS4, Class A1	1.889	12/15/48	116	114,484

Series 2016-BNK1, Class A1	1.321	08/15/49	141	137,542

Series 2016-C32, Class A1	1.577	01/15/59	401	394,895

Series 2016-C33, Class A1	1.775	03/15/59	681	672,498

Series 2016-C35, Class A1	1.392	07/15/48	713	698,791

Series 2016-C37, Class A1	1.944	12/15/49	598	587,702

Series 2016-LC24, Class A1	1.441	10/15/49	110	109,289

Series 2016-NXS6, Class A1	1.417	11/15/49	92	89,478

Series 2017-RB1, Class A1	2.056	03/15/50	96	94,494

Series 2017-RC1, Class A1	2.012	01/15/60	239	234,700

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $11,880,420)				11,884,811

CORPORATE BONDS 49.7%

Aerospace & Defense 0.9%
General Dynamics Corp., Gtd. Notes, 3 Month LIBOR + 0.290%	2.908 (c)	05/11/20	350	350,488

Northrop Grumman Corp., Sr. Unsec’d. Notes	2.080	10/15/20	768	750,133

				1,100,621

Agriculture 0.5%

Philip Morris International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.420%	3.066 (c)	02/21/20	600	601,825

Auto Manufacturers 4.8%

American Honda Finance Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	2.612 (c)	12/10/21	750	745,934

BMW US Capital LLC,

Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.984 (c)	08/14/20	250	249,608

Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.835 (c)	04/12/21	893	888,089

Daimler Finance North America LLC,

Gtd. Notes, 144A, 3 Month LIBOR + 0.390%	2.972 (c)	05/04/20	150	149,781

Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	3.112 (c)	05/05/20	360	359,486

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.830%	3.164 (c)	03/12/19	350	349,774

Harley-Davidson Financial Services, Inc.,

Gtd. Notes, 144A	2.250	01/15/19	250	249,793

Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	3.146 (c)	05/21/20	350	350,320

Nissan Motor Acceptance Corp.,

Sr. Unsec’d. Notes, 144A	2.000	03/08/19	430	428,785

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 49.7% (Continued)

Auto Manufacturers 4.8% (cont’d.)

Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.390%	2.826 (c)	07/13/20	410	409,305

Toyota Motor Finance Netherlands BV (Netherlands), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250%	2.584% (c)	12/12/19	500	$500,265

Volkswagen Group of America Finance LLC, Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	3.388 (c)	11/13/20	1,000	997,616

				5,678,756

Banks 10.9%

ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%	3.261 (c)	08/27/21	500	499,595

Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.921 (c)	11/09/20	450	449,536

Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes	4.800	10/18/20	300	305,790

Bank of America Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 1.040%	3.476 (c)	01/15/19	435	435,375

Bank of China Ltd. (China), Sr. Unsec’d. Notes, EMTN	2.875	06/30/20	250	246,971

Bank of Montreal (Canada),

Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	2.776 (c)	07/13/20	250	249,852

Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	2.896 (c)	04/13/21	275	274,862

BB&T Corp.,

Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%	2.904 (c)	06/15/20	200	200,184

Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.715%	3.151 (c)	01/15/20	160	160,491

Capital One NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.765%	3.099 (c)	09/13/19	250	250,706

Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	2.597 (c)	09/18/19	350	349,430

Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes,	2.050	03/15/19	400	399,127

Fifth Third Bank, Sr. Unsec’d. Notes, BKNT	2.375	04/25/19	400	398,968

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.020%	3.497 (c)	10/23/19	400	402,445

Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes, BKNT	2.905	11/13/20	250	245,756

Industrial Bank of Korea (South Korea), Sr. Unsec’d. Notes, 144A	2.000	04/23/20	350	344,074

JPMorgan Chase & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%	3.139 (c)	01/28/19	650	650,304

KeyCorp., Sr. Unsec’d. Notes, MTN	2.300	12/13/18	1,000	999,920

Morgan Stanley,

Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%	3.337 (c)	01/24/19	149	149,127

Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.740%	3.217 (c)	07/23/19	350	351,059

PNC Bank NA,

Sr. Unsec’d. Notes, BKNT	1.950	03/04/19	400	399,013

Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.719 (c)	01/22/21	500	497,011

RHB Bank Bhd (Malaysia), Sr. Unsec’d. Notes, EMTN	2.503	10/06/21	300	288,251

Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.480%	2.989 (c)	07/29/19	368	368,537

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	3.276 (c)	11/15/21	1,000	993,690

Shinhan Bank Co. Ltd. (South Korea), Sr. Unsec’d. Notes	2.250	04/15/20	500	490,915

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 49.7% (Continued)

Banks 10.9% (cont’d.)
State Street Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	3.540% (c)	08/18/20	127	$128,281

SunTrust Bank, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%	3.057 (c)	01/31/20	740	741,012

Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.611 (c)	06/11/20	500	499,867

US Bank NA, Sr. Unsec’d. Notes, BKNT	1.400	04/26/19	400	397,600

Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%	2.973% (c)	12/06/19	404	$405,410

Westpac Banking Corp. (Australia),

Sr. Unsec’d. Notes, 3 Month LIBOR + 0.560%	3.200 (c)	08/19/19	105	105,277

Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	3.328 (c)	05/13/19	250	250,564

				12,929,000

Beverages 1.2%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	2.650	02/01/21	1,000	979,748

Keurig Dr Pepper, Inc., Gtd. Notes	2.600	01/15/19	500	499,654

				1,479,402

Biotechnology 1.3%
Amgen, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.253 (c)	05/22/19	415	415,581

Biogen, Inc., Sr. Unsec’d. Notes	2.900	09/15/20	500	494,197

Gilead Sciences, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.220%	2.558 (c)	03/20/19	645	645,097

				1,554,875

Building Materials 0.4%
Johnson Controls International PLC (Ireland), Sr. Unsec’d. Notes	5.000	03/30/20	500	509,028

Chemicals 1.4%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.750%	3.291 (c)	05/01/20	600	604,175

DowDuPont, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	3.417 (c)	11/15/20	500	500,174

EI du Pont de Nemours & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%	3.071 (c)	05/01/20	500	501,017

				1,605,366

Commercial Services 0.2%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.453 (c)	05/22/19	205	205,136

Computers 1.3%
HP, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940%	3.376 (c)	01/14/19	600	600,289

IBM Credit LLC, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.470%	3.177 (c)	11/30/20	1,000	1,000,386

				1,600,675

Diversified Financial Services 0.9%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	3.419 (c)	05/26/20	415	417,133

BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	3.000	03/30/20	250	247,726

Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.966 (c)	05/21/21	350	350,195

				1,015,054

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 49.7% (Continued)

Electric 1.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A	6.250%	09/16/19	360	$367,805

Black Hills Corp., Sr. Unsec’d. Notes	2.500	01/11/19	400	399,628

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600	11/01/21	750	746,761

Israel Electric Corp. Ltd., (Israel), Sr. Sec’d. Notes, 144A	9.375	01/28/20	200	212,118

Southern Co (The), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.490%	3.104 (c)	02/14/20	400	398,127

				2,124,439

Electronics 1.7%
Amphenol Corp., Sr. Unsec’d. Notes	2.550	01/30/19	350	349,632

Honeywell International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.040%	2.560 (c)	10/30/19	530	529,476

Tyco Electronics Group SA (Luxembourg), Gtd. Notes, 3 Month LIBOR + 0.450%	3.188 (c)	06/05/20	1,100	1,099,571

				1,978,679

Food 2.9%
Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.834 (c)	03/16/20	400	398,738

General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.976 (c)	04/16/21	400	398,258

JM Smucker Co. (The), Sr. Unsec’d. Notes	2.200	12/06/19	287	282,916

Kellogg Co., Sr. Unsec’d. Notes	3.250	05/14/21	350	346,910

Mondelez International Holdings Netherlands BV (Netherlands), Gtd. Notes, 144A, 3 Month LIBOR + 0.610%	3.119 (c)	10/28/19	500	500,252

Sysco Corp., Gtd. Notes	1.900	04/01/19	500	498,295

Tyson Foods, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	3.288 (c)	06/02/20	500	500,206

Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	2.900	10/21/19	555	553,218

				3,478,793

Healthcare-Products 1.0%
Medtronic, Inc., Gtd. Notes, 3 Month LIBOR + 0.800%	3.134 (c)	03/15/20	750	754,924

Stryker Corp., Sr. Unsec’d. Notes	2.000	03/08/19	440	438,722

				1,193,646

Healthcare-Services 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.200	03/15/19	500	499,022

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.700	02/15/19	491	489,502

				988,524

Household Products/Wares 0.4%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	12/15/19	500	495,393

Insurance 3.1%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	2.858 (c)	09/20/21	600	600,103

MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	2.350	04/09/19	1,000	997,790

Metropolitan Life Global Funding I, Sec’d. Notes, 144A	3.450	10/09/21	750	748,297

New York Life Global Funding, Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.912 (c)	08/06/21	500	499,260

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 49.7% (Continued)

Insurance 3.1% (cont’d)
Principal Life Global Funding II, Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.674% (c)	06/26/20	400	$400,358

Protective Life Global Funding, Sec’d. Notes, 144A	2.262	04/08/20	500	492,407

				3,738,215

Internet 0.7%
eBay, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	3.021 (c)	08/01/19	800	801,160

Lodging 0.7%
Marriott International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.229 (c)	12/01/20	800	799,851

Machinery-Construction & Mining 0.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.450%	2.803 (c)	12/21/18	402	402,036

Machinery-Diversified 0.3%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	2.587 (c)	09/10/21	400	399,175

Media 1.4%
Comcast Corp.,

Gtd. Notes	5.700	07/01/19	400	405,800

Gtd. Notes, 3 Month LIBOR + 0.330%	2.738 (c)	10/01/20	750	749,625

Walt Disney Co. (The), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.310%	3.017 (c)	05/30/19	500	500,535

				1,655,960

Mining 0.6%
Barrick PD Australia Finance Pty Ltd. (Australia), Gtd. Notes	4.950	01/15/20	400	406,343

Glencore Funding LLC, Gtd. Notes, 144A	3.125	04/29/19	350	349,621

				755,964

Miscellaneous Manufacturer 0.8%
Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	2.674 (c)	03/16/20	1,000	1,000,452

Oil & Gas 2.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.768	09/19/19	327	323,150

EOG Resources, Inc.,

Sr. Unsec’d. Notes	5.625	06/01/19	450	454,876

Sr. Unsec’d. Notes	2.450	04/01/20	500	493,380

Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250	11/05/19	200	205,401

Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100	02/01/21	262	265,603

Petroleos Mexicanos (Mexico), Gtd. Notes	6.000	03/05/20	350	354,743

Sinopec Group Overseas Development 2015 Ltd. (British Virgin Islands), Gtd. Notes, 144A	2.500	04/28/20	375	369,462

				2,466,615

Oil & Gas Services 0.6%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000	12/21/20	700	690,462

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 49.7% (Continued)

Pharmaceuticals 2.3%
AstraZeneca PLC, (United Kingdom), Sr. Unsec’d. Notes	1.950%	09/18/19	500	$494,947

Bayer US Finance II LLC, Gtd. Notes, 144A	2.125	07/15/19	405	402,351

CVS Health Corp., Sr. Unsec’d. Notes	2.250	08/12/19	350	347,630

Pfizer, Inc., Sr. Unsec’d. Notes	5.200	08/12/20	500	515,485

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.800	11/26/20	1,000	1,002,350

				2,762,763

Pipelines 1.0%
Enterprise Products Operating LLC,

Gtd. Notes	3.500	02/01/22	750	744,378

Gtd. Notes	6.500	01/31/19	400	401,856

				1,146,234

Real Estate Investment Trusts (REITs) 0.3%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	2.866 (c)	01/15/21	395	394,019

Retail 0.4%
Walmart, Inc., Sr. Unsec’d. Notes	3.125	06/23/21	500	499,567

Software 0.9%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625	10/15/20	1,000	999,170

Telecommunications 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	2.300	03/11/19	350	349,258

Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	3.203 (c)	05/22/20	351	351,758

				701,016

Transportation 0.3%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.500	05/11/20	382	377,173

Trucking & Leasing 0.9%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	3.673 (c)	06/01/21	1,000	1,000,237

TOTAL CORPORATE BONDS

(cost $59,254,941)				59,129,281

CERTIFICATE OF DEPOSIT 1.5%

Banks 1.5%
Bank of Nova Scotia (Canada),

3 Month LIBOR + 0.220%	2.606 (c)	12/30/19	325	325,032

3 Month LIBOR + 0.280%	2.619 (c)	09/21/20	250	249,912

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATE OF DEPOSIT 1.5% (Continued)

Banks 1.5% (cont’d)
Canadian Imperial Bank of Commerce (Canada), 3 Month LIBOR + 0.320%	2.728% (c)	07/08/19	350	$350,354
Nordea Bank AB, (Sweden), 3 Month LIBOR + 0.300%	2.616 (c)	06/05/20	500	500,586

TOTAL CERTIFICATE OF DEPOSIT

(cost $1,424,087)				1,425,884

SOVEREIGN BONDS 0.4%
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125	03/09/21	300	317,250
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.250	01/20/20	200	204,130

TOTAL SOVEREIGN BONDS

(cost $522,828)				521,380

TOTAL LONG-TERM INVESTMENTS
(cost $83,850,277)				83,735,657

			Shares
SHORT-TERM INVESTMENTS 33.2%

AFFILIATED MUTUAL FUND 0.0%*

PGIM Institutional Money Market Fund(w) (cost $35)			64	64

			Principal Amount (000)#
TIME DEPOSITS 0.0%*

Brown Brothers Harriman & Co. (Cayman Islands) (cost $12,180)	1.540	12/03/18	12	12,180

CERTIFICATE OF DEPOSIT 7.5%

Banks 7.5%

Bank of Montreal (Canada), 1 Month LIBOR + 0.330%	2.648 (c)	08/06/19	500	500,000

BNP Paribas SA (France), 1 Month LIBOR + 0.300%	2.617 (c)	05/08/19	1,000	998,900

Canadian Imperial Bank of Commerce (Canada), 3 Month LIBOR + 0.410%	2.748 (c)	09/20/19	310	310,557

Cooperatieve Rabobank UA (Netherlands), 1 Month LIBOR + 0.290%	2.639 (c)	07/01/19	1,000	998,810

Credit Suisse AG (Switzerland),

3 Month LIBOR + 0.320%	2.728 (c)	04/09/19	350	350,109

3 Month LIBOR + 0.170%	2.566 (c)	10/01/19	300	299,949

Mizuho Bank Ltd. (Japan),

1 Month LIBOR + 0.270%	2.573 (c)	04/18/19	500	499,981

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATE OF DEPOSIT 7.5% (Continued)

Banks 7.5% (cont’d)
3 Month LIBOR + 0.400%	2.641% (c)	02/11/19	500	$499,700

Natixis SA (France), 1 Month LIBOR + 0.350%	2.664 (c)	03/05/19	500	500,304

Sumitomo Mitsui Banking Corp. (Japan), 3 Month LIBOR + 0.150%	2.595 (c)	04/16/19	1,000	999,957

Svenska Handelsbanken (Sweden),

1 Month LIBOR + 0.300%	2.618 (c)	08/06/19	650	650,000

3 Month LIBOR + 0.210%	2.751 (c)	02/01/19	350	350,087

Swedbank AB (Sweden), 1 Month LIBOR + 0.290%	2.605 (c)	07/25/19	1,000	999,936

MUFG Bank, Ltd. (Japan)	2.310 (s)	12/20/18	600	599,994

US Bank NA	2.545 (s)	05/23/19	650	649,969
TOTAL CERTIFICATE OF DEPOSIT

(cost $9,210,344)				9,208,253

COMMERCIAL PAPER 25.3%

American Electric Power Co., Inc.	2.575 (s)	12/05/18	783	782,736

American Water Capital Corp.	2.562 (s)	12/10/18	500	499,648

BAT Capital Corp.	2.623 (s)	12/10/18	400	399,726

Bell Canada, Inc.	2.567 (s)	12/05/18	600	599,791

Cabot Corp.	2.625 (s)	12/13/18	1,000	999,100

CBS Corp.	2.636 (s)	12/19/18	248	247,670

Cox Enterprises, Inc.	2.621 (s)	12/03/18	1,000	999,797

DENTSPLY SIRONA, Inc.	2.566 (s)	12/20/18	650	649,088

EI du Pont de Uemours & Co.	2.535 (s)	12/17/18	250	249,703

Electric de France S.A.	3.129 (s)	03/15/19	1,000	991,542

Entergy Corp.	3.080 (s)	03/14/19	1,000	991,368

FMC Technologies, Inc.	2.566 (s)	12/18/18	500	499,371

FMC Technologies, Inc.	2.617 (s)	12/20/18	650	649,088

Ford Motor Credit Co. LLC	3.157 (s)	04/08/19	150	148,289

Glencore Funding LLC	2.668 (s)	12/18/18	250	249,679

Glencore Funding LLC	2.693 (s)	12/20/18	350	349,498

HSBC Bank PLC144A, 3 Month LIBOR + 0.190%	2.812 (c)	08/08/19	250	249,998

HSBC Bank PLC144A, 1 Month LIBOR + 0.270%	2.600 (c)	05/22/19	750	749,852

ING US Funding LLC, 1 Month LIBOR + 0.300%	2.645 (c)	07/26/19	1,000	1,000,133

Johnson Controls International PLC	2.601 (s)	12/07/18	700	699,668

Marriott International, Inc.	2.611 (s)	12/12/18	1,000	999,174

McKesson Corp.	2.596 (s)	12/05/18	250	249,917

McKesson Corp.	2.585 (s)	12/04/18	750	749,801

Mondelez International, Inc.	3.151 (s)	03/14/19	1,000	991,625

NextEra Energy Capital Holdings, Inc.	2.603 (s)	12/06/18	350	349,858

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER 25.3% (Continued)

NextEra Energy Capital Holdings, Inc.	2.611% (s)	12/20/18	400	$399,439

Nutrien Ltd.	2.653 (s)	12/05/18	250	249,903

Nutrien Ltd.	2.632 (s)	12/11/18	300	299,742

Nutrien Ltd.	2.647 (s)	12/20/18	500	499,206

PPL Electric Ulities Corp.	3.126 (s)	03/08/19	1,200	1,190,556

Royal Bank of Canada (Canada), 1 Month LIBOR + 0.320%	2.656 (c)	08/15/19	650	650,018

Sempra Energy	2.582 (s)	12/17/18	700	699,170

Southern Co Funding Corp.	2.684 (s)	12/17/18	600	599,289

Spectra Energy Partners LP	2.655 (s)	12/10/18	1,100	1,099,247

Spectra Energy Partners LP	2.551 (s)	12/03/18	455	454,909

SunCor Energy, Inc.	2.569 (s)	12/03/18	900	899,819

Telus Corp.	2.579 (s)	12/07/18	290	289,862

Telus Corp.	2.658 (s)	12/27/18	650	648,744

Toronto-Dominion Bank (The)144A, 3 Month LIBOR + 0.190%	2.822 (c)	08/09/19	700	700,005

Toyota Motor Credit Corp. (Australia)	2.758 (s)	08/09/19	500	500,003

TransCanada Pipelines Ltd.	3.029	03/14/19	1,000	991,625

UBS AG144A, 3 Month LIBOR + 0.260%	2.574 (c)	09/03/19	600	599,885

United Parcel Service, Inc.	2.755 (s)	12/24/18	370	369,370

Vectren Utility Holdings Corp.	2.592 (s)	12/10/18	714	713,512

Walgreens Boots Alliance, Inc.	3.127 (s)	03/15/19	1,200	1,189,460

Western Union Co. (The)	2.661 (s)	12/04/18	1,000	999,731

Westpac Banking Corp.144A, 3 Month LIBOR + 0.180%	2.886 (c)	11/22/19	700	700,000

TOTAL COMMERCIAL PAPER

(cost $30,088,919)				30,089,615

CORPORATE NOTES 0.4%

Banks
Bank of America Corp. (cost $500,000)	2.598	05/13/19	500	500,021

TOTAL SHORT-TERM TERM INVESTMENTS
(cost $39,811,478)				39,810,133

TOTAL INVESTMENTS 103.9%
(cost $123,661,755)				123,545,790

Liabilities in excess of other assets (3.9)%				(4,653,614)

NET ASSETS 100.0%				$118,892,176

The following abbreviations are used in the quarterly schedule of portfolio holdings:

(Q)                           Quarterly payment frequency for swaps

(S)                             Semiannual payment frequency for swaps

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BKTN	Bank Note
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c) Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2018.

(s) Rate represents yield to maturity at purchase date.

(w) PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

* A zero balance may reflect actual amounts rounding to less than 0.05%.

Interest rate swap agreements outstanding at November 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:

3,050	10/9/19	2.545%(S)	3 Month LIBOR(1)(Q)	$1,289	$7,584	$6,295
3,050	4/10/20	2.587%(S)	3 Month LIBOR(1)(Q)	7,634	13,640	6,006
2,000	4/10/19	2.434%(S)	3 Month LIBOR(1)(Q)	152	2,267	2,115
2,600	7/18/20	2.711%(S)	3 Month LIBOR(1)(Q)	7,085	(8,290)	(15,375)
4,250	11/2/20	2.806%(S)	3 Month LIBOR(1)(Q)	16,147	12,497	(3,650)
350	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	151	1,020	869
900	11/24/19	2.715%(S)	3 Month LIBOR(1)(Q)	510	1,747	1,237
1,500	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	5,449	2,979	(2,470)
700	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	152	(4,458)	(4,610)
640	02/28/20	2.742%(S)	3 Month LIBOR(1)(Q)	416	(2,790)	(3,206)
400	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	2,944	333	(2,611)
2,200	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	5,073	(5,364)	(10,437)
700	12/21/20	3.008%(S)	3 Month LIBOR(1)(Q)	151	(1,025)	(1,176)

				$47,153	$20,140	$(27,013)

(1) The Fund pays the fixed rate and receives the floating rate.

(2) The Fund pays the floating rate and receives the fixed rate.

PGIM Ultra Short Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$177,000	$ –

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$–	$10,774,301	$–
Commercial Mortgage-Backed Securities	–	11,884,811	–
Corporate Bonds	–	59,129,281	–
Certificate of Deposit	–	10,634,137	–
Sovereign Bonds	–	521,380	–
Affiliated Mutual Fund	64	–	–
Time Deposits	–	12,180	–
Commercial Paper	–	30,089,615	–
Corporate Notes	–	500,021	–
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	–	(27,013)	–

Total	$64	$123,518,713	$–

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM Ultra Short Bond ETF

Notes to Schedule of Investments

as of November 30, 2018 (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy in accordance with the Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or

PGIM Ultra Short Bond ETF

Notes to Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 97.4%

ASSET-BACKED SECURITIES 4.9%

Collateralized Loan Obligations 4.9%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.536%(c)	07/15/26	234	$234,101

ICG US CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.590 (c)	10/19/28	250	249,959

Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	3.892 (c)	10/15/28	250	250,000

Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.609 (c)	10/20/28	250	250,164

Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.386 (c)	04/15/29	250	248,934
TOTAL ASSET-BACKED SECURITIES

(cost $1,232,068)				1,233,158

BANK LOANS 1.9%

Infrastructure Software 1.9%
McAfee LLC,

Initial Loan (Second Lien), 1 Month LIBOR + 8.500%	10.849 (c)	09/29/25	229	230,885

Term B USD Loan, 1 Month LIBOR + 3.750%	6.099 (c)	09/30/24	247	245,899

TOTAL BANK LOANS

(cost $482,304)				476,784

CORPORATE BONDS 90.6%

Aerospace/Defense 2.6%
Bombardier, Inc. (Canada),

Sr. Unsec’d. Notes, 144A	7.500	12/01/24	375	356,719

Sr. Unsec’d. Notes, 144A	8.750	12/01/21	75	77,343

TransDigm, Inc.,

Gtd. Notes	6.375	06/15/26	125	122,018

Gtd. Notes	6.500	05/15/25	100	99,625

				655,705

Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	75	67,125

Auto Manufacturers 1%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	75	67,500

Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	25	20,084

General Motors Co., Sr. Unsec’d. Notes	5.000	10/01/28	25	23,447

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	7.125	04/15/26	25	23,813

Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	125	123,595

				258,439

Auto Parts & Equipment 1.0%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26	100	90,750

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 90.6% (Continued)

Auto Parts & Equipment 1.0% (cont’d.)
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%	11/15/26	50	$45,750

Dana Financing Luxembourg Sarl (Luxembourg), Gtd. Notes, 144A	6.500	06/01/26	75	72,937

Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	50	46,125

				255,562

Banks 0.3%
CIT Group, Inc., Subordinated	6.125	03/09/28	75	76,875

Beverages 0.3%
Cott Holdings, Inc., Gtd. Notes, 144A	5.500	04/01/25	75	72,375

Building Materials 1.9%
Griffon Corp., Gtd. Notes	5.250	03/01/22	175	163,406

Masonite International Corp. (Canada), Gtd. Notes, 144A	5.750	09/15/26	75	70,781

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	125	109,375

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.125	06/01/25	75	68,063

U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	75	71,063

				482,688

Chemicals 6.2%
Alpha 2 BV (Netherlands), Sr. Unsec’d. Notes, Cash coupon 8.750% or PIK 9.500%, 144A	8.750	06/01/23	200	194,000

Ashland LLC, Gtd. Notes	6.875	05/15/43	100	99,250

Chemours Co. (The),

Gtd. Notes	5.375	05/15/27	135	121,837

Gtd. Notes	7.000	05/15/25	50	50,625

NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	315	288,619

Platform Specialty Products Corp., Gtd. Notes, 144A	5.875	12/01/25	100	97,500

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	125	115,625

Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	300	288,000

TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	100	96,500

Tronox Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750	10/01/25	70	59,325

Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26	75	64,875

Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	125	100,625

				1,576,781

Coal 0.2%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	50	50,625

Commercial Services 4.0%
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	165	176,138

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 90.6% (Continued)

Commercial Services 4.0% (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	125	$122,238

Refinitiv US Holdings, Inc.,

Gtd. Notes, 144A	8.250	11/15/26	85	80,962

Sr. Sec’d. Notes, 144A	6.250	05/15/26	75	74,016

United Rentals North America, Inc.,

Gtd. Notes	4.875	01/15/28	400	360,750

Gtd. Notes	5.875	09/15/26	75	72,844

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	125	120,313

				1,007,261

Computers 2.3%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	175	164,719

Dell International LLC/EMC Corp., Gtd. Notes, 144A	7.125	06/15/24	50	52,260

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	100	97,500

NCR Corp., Gtd. Notes	6.375	12/15/23	100	98,750

West Corp., Gtd. Notes, 144A	8.500	10/15/25	200	165,000

				578,229

Distribution/Wholesale 0.2%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23	25	24,625

H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	25	23,312

				47,937

Diversified Financial Services 2.5%
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	100	94,750

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125	07/15/26	225	227,672

Navient Corp., Sr. Unsec’d. Notes	7.250	09/25/23	75	75,375

Springleaf Finance Corp.,

Gtd. Notes	6.875	03/15/25	75	70,594

Gtd. Notes	7.125	03/15/26	125	117,500

Travelport Corporate Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	03/15/26	25	24,625

VFH Parent LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	25	25,308

				635,824

Electric 3.3%

Calpine Corp.,

Sr. Sec’d. Notes, 144A	5.250	06/01/26	75	69,750

Sr. Unsec’d. Notes	5.750	01/15/25	450	414,000

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 90.6% (Continued)

Electric 3.3% (cont’d.)
NRG Energy, Inc.,

Gtd. Notes	5.750%	01/15/28	125	$121,875

Gtd. Notes	6.625	01/15/27	50	50,934

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26	175	172,156

				828,715

Electronics 0.3%
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000	10/01/25	75	72,187

Engineering & Construction 1.0%
AECOM, Gtd. Notes	5.125	03/15/27	75	68,212

Pisces Midco, Inc., Gtd. Notes, 144A	8.000	04/15/26	75	71,250

StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	25	26,750

TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	100	92,750

				258,962

Entertainment 4.2%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875	11/15/26	125	111,250

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	200	183,500

Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	100	91,000

Eldorado Resorts, Inc., Gtd. Notes	6.000	04/01/25	50	48,750

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	125	131,213

National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22	75	75,281

Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	100	92,000

Scientific Games International, Inc.,

Gtd. Notes	6.250	09/01/20	25	24,375

Gtd. Notes	6.625	05/15/21	150	144,750

Gtd. Notes	10.000	12/01/22	100	103,615

Sr. Sec’d. Notes, 144A	5.000	10/15/25	75	70,211

				1,075,945

Environmental Control 0.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24	25	24,437

Food 2.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, Gtd. Notes	5.750	03/15/25	75	66,937

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	75	70,882

JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	225	217,688

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS - 90.6% (Continued)

Food 2.2% (cont’d.)
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875%	09/30/27	150	$142,125

Post Holdings, Inc., Gtd. Notes, 144A	5.625	01/15/28	75	69,563

				567,195

Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,

Sr. Unsec’d. Notes	5.500	05/20/25	125	115,469

Sr. Unsec’d. Notes	5.750	05/20/27	50	45,172

				160,641

Healthcare-Products 0.2%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, (Luxembourg), Gtd. Notes, 144A	5.500	04/15/25	75	59,438

Healthcare-Services 3.9%
Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	100	98,000

CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23	100	92,750

DaVita, Inc., Gtd. Notes	5.000	05/01/25	25	23,437

Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	75	69,562

HCA, Inc., Gtd. Notes	5.375	09/01/26	125	123,750

MEDNAX, Inc., Sr. Unsec’d. Notes, 144A	6.250	01/15/27	100	99,600

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	75	74,719

Surgery Center Holdings, Inc., Gtd. Notes, 144A	6.750	07/01/25	75	69,469

Tenet Healthcare Corp.,

Sr. Unsec’d. Notes	7.000	08/01/25	150	146,250

Sr. Unsec’d. Notes	8.125	04/01/22	175	182,000

				979,537

Home Builders 3.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	100	90,000

Beazer Homes USA, Inc.,

Gtd. Notes	6.750	03/15/25	75	66,000

Gtd. Notes	5.875	10/15/27	25	20,500

Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	50	45,875

KB Home, Gtd. Notes	7.000	12/15/21	75	77,438

Lennar Corp., Gtd. Notes	4.750	05/30/25	100	94,875

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25	125	117,344

Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	125	110,000

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	50	48,500

PulteGroup, Inc., Gtd. Notes	5.000	01/15/27	75	69,656

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 90.6% (Continued)

Home Builders 3.9% (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	125	$120,000

William Lyon Homes, Inc., Gtd. Notes	5.875	01/31/25	150	127,875

				988,063

Home Furnishings 0.5%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26	125	117,813

Household Products/Wares 0.2%
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	50	47,313

Housewares 0.3%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26	75	70,125

Internet 0.5%
Zayo Group LLC/Zayo Capital, Inc.,

Gtd. Notes	6.375	05/15/25	75	73,594

Gtd. Notes, 144A	5.750	01/15/27	65	62,075

				135,669

Iron/Steel 1.1%
AK Steel Corp., Gtd. Notes	7.000	03/15/27	100	83,000

Cleveland-Cliffs, Inc., Gtd. Notes	5.750	03/01/25	130	119,600

United States Steel Corp., Sr. Unsec’d. Notes	6.250	03/15/26	75	68,578

				271,178

Lodging 1.2%
Boyd Gaming Corp., Gtd. Notes	6.000	08/15/26	50	48,375

Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22	100	108,000

MGM Resorts International,

Gtd. Notes	5.750	06/15/25	50	49,188

Gtd. Notes	6.000	03/15/23	100	101,625

				307,188

Machinery-Diversified 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	50	51,125

Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	75	79,897

				131,022

Media 11.3%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	200	196,000

AMC Networks, Inc., Gtd. Notes	4.750	08/01/25	50	46,502

CCO Holdings LLC/CCO Holdings Capital Corp.,

Sr. Unsec’d. Notes, 144A	5.000	02/01/28	200	186,250

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 90.6% (Continued)

Media 11.3% (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	125	$122,500

Clear Channel Worldwide Holdings, Inc.,

Gtd. Notes	6.500	11/15/22	225	227,110

Gtd. Notes	7.625	03/15/20	250	249,375

CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	205,996

DISH DBS Corp., Gtd. Notes	7.750	07/01/26	425	376,125

Gray Escrow, Inc., Sr. Unsec’d. Notes, 144A	7.000	05/15/27	50	50,755

Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	100	97,250

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	50	49,750

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	125	129,375

Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	08/01/24	125	120,625

Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.875	02/15/23	200	187,000

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625	08/01/24	125	119,063

TEGNA, Inc., Gtd. Notes	6.375	10/15/23	125	128,594

Tribune Media Co., Gtd. Notes	5.875	07/15/22	125	126,563

Univision Communications, Inc.,

Sr. Sec’d. Notes, 144A	5.125	05/15/23	25	23,406

Sr. Sec’d. Notes, 144A	5.125	02/15/25	125	114,015

Videotron Ltd. (Canada),

Gtd. Notes, 144A	5.375	06/15/24	50	49,875

Sr. Unsec’d. Notes, 144A	5.125	04/15/27	50	47,375

				2,853,504

Metal Fabricate/Hardware 0.8%
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	100	93,250

Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	100	106,250

				199,500

Mining 2.9%
Constellium NV (Netherlands), Gtd. Notes, 144A	5.875	02/15/26	250	226,875

First Quantum Minerals Ltd. (Canada),

Gtd. Notes, 144A	6.875	03/01/26	200	171,500

Gtd. Notes, 144A	7.000	02/15/21	50	49,110

Freeport-McMoRan, Inc.,

Gtd. Notes	3.875	03/15/23	75	69,844

Gtd. Notes	4.550	11/14/24	30	27,862

IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	125	118,125

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 90.6% (Continued)

Mining 2.9% (cont’d.)
International Wire Group, Inc., Sec’d. Notes, 144A	10.750%	08/01/21	25	$22,625

Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	50	50,125

				736,066

Miscellaneous Manufacturers 0.1%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	25	22,562

Oil & Gas 8.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	125	89,062

Antero Resources Corp.,

Gtd. Notes	5.000	03/01/25	125	118,750

Gtd. Notes	5.625	06/01/23	50	49,625

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	100	105,750

Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	75	70,312

Chesapeake Energy Corp., Gtd. Notes	8.000	06/15/27	200	190,000

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	225	232,312

CNX Resources Corp., Gtd. Notes	5.875	04/15/22	50	48,937

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	23,375

Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875	08/15/25	25	22,312

Diamondback Energy, Inc., Gtd. Notes	5.375	05/31/25	50	49,437

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	50	51,375

Ensco PLC (United Kingdom), Sr. Unsec’d. Notes	7.750	02/01/26	75	61,875

Extraction Oil & Gas, Inc.,

Gtd. Notes, 144A	5.625	02/01/26	75	58,500

Gtd. Notes, 144A	7.375	05/15/24	50	44,000

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25	75	69,375

MEG Energy Corp. (Canada),

Gtd. Notes, 144A	6.375	01/30/23	150	139,875

Gtd. Notes, 144A	7.000	03/31/24	75	70,219

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	50	40,562

Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	50	46,875

Range Resources Corp.,

Gtd. Notes	4.875	05/15/25	25	22,625

Gtd. Notes	5.000	08/15/22	50	47,375

Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	25	23,250

Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500	02/15/26	100	95,250

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 90.6% (Continued)

Oil & Gas 8.0% (cont’d.)
Transocean Pontus Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	6.125%	08/01/25	50	$48,750

Transocean, Inc. (Cayman Islands),

Gtd. Notes, 144A	7.250	11/01/25	85	78,625

Gtd. Notes, 144A	7.500	01/15/26	25	23,250

WPX Energy, Inc.,

Sr. Unsec’d. Notes	5.250	09/15/24	50	47,500

Sr. Unsec’d. Notes	5.750	06/01/26	75	72,000

				2,041,153

Packaging & Containers 1.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23	200	184,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,

Gtd. Notes, 144A	7.000	07/15/24	50	49,875

Sr. Sec’d. Notes, 144A	5.125	07/15/23	25	24,406

				258,281

Pharmaceuticals 0.6%
Bausch Health Cos., Inc. (Canada), Gtd. Notes, 144A	6.125	04/15/25	75	70,402

NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	75	71,531

				141,933

Pipelines 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375	09/15/24	25	24,380

CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	25	24,161

NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768	12/15/37	50	57,500

Rockies Express Pipeline LLC,

Sr. Unsec’d. Notes, 144A	6.875	04/15/40	50	53,250

Sr. Unsec’d. Notes, 144A	7.500	07/15/38	100	114,000

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,

Gtd. Notes, 144A	5.500	09/15/24	50	50,125

Gtd. Notes, 144A	5.500	01/15/28	50	49,125

Targa Resources Partners LP/Targa Resources Partners Finance Corp.,

Gtd. Notes	5.125	02/01/25	50	48,250

Gtd. Notes, 144A	5.875	04/15/26	75	74,625

				495,416

Real Estate 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	50	49,187

Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	100	95,000

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 90.6% (Continued)

Real Estate 0.9% (cont’d.)
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250%	02/15/26	100	$90,250

				234,437

Real Estate Investment Trusts (REITs) 0.9%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	75	74,385

MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500	01/15/28	75	66,188

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	100	95,000

				235,573

Retail 4.3%
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	4.875	11/01/25	100	90,750

Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	75	71,062

CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	75	67,500

Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750	06/15/23	50	42,000

Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20	100	75,000

Golden Nugget, Inc.,

Gtd. Notes, 144A	8.750	10/01/25	75	75,000

Sr. Unsec’d. Notes, 144A	6.750	10/15/24	100	98,250

L Brands, Inc.,

Gtd. Notes	5.250	02/01/28	50	44,110

Gtd. Notes	5.625	10/15/23	50	50,437

Gtd. Notes	6.875	11/01/35	100	84,688

PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	75	57,188

PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20	50	47,250

Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	150	129,000

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	100	96,000

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	75	71,063

				1,099,298

Semiconductors 0.1%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25	25	25,094

Software 2.1%
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A	7.125	05/01/21	175	174,562

Infor US, Inc., Gtd. Notes	6.500	05/15/22	200	199,000

Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	50	50,125

RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375	10/15/24	110	111,513

				535,200

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 90.6% (Continued)

Telecommunications 7.3%
CenturyLink, Inc., Sr. Unsec’d. Notes	6.450%	06/15/21	175	$178,937

CommScope Technologies LLC,

Gtd. Notes, 144A	5.000	03/15/27	90	74,138

Gtd. Notes, 144A	6.000	06/15/25	25	23,157

GTT Communications, Inc., Gtd. Notes, 144A	7.875	12/31/24	125	114,687

Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25	100	103,250

Level 3 Financing, Inc., Gtd. Notes	5.375	08/15/22	125	124,688

ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	125	130,156

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	300	325,875

Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	50	51,688

Sprint Corp., Gtd. Notes	7.625	02/15/25	225	231,469

Wind Tre SpA, (Italy), Sr. Sec’d. Notes, 144A	5.000	01/20/26	400	330,900

Xplornet Communications, Inc. (Canada), Gtd. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	10.625	06/01/22	150	150,000

				1,838,945

Textiles 0.6%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500	05/01/25	150	141,750

Transportation 0.2%
XPO Logistics, Inc., Gtd. Notes, 144A	6.125	09/01/23	50	50,313

Trucking & Leasing 0.8%
Park Aerospace Holdings Ltd. (Cayman Islands),

Gtd. Notes, 144A	5.250	08/15/22	125	125,000

Gtd. Notes, 144A	5.500	02/15/24	75	75,460

				200,460

TOTAL CORPORATE BONDS
(cost $23,882,223)				22,970,339

TOTAL LONG-TERM INVESTMENTS
(cost $25,596,595)				24,680,281

			Shares

SHORT-TERM INVESTMENTS 0.7%

AFFILIATED MUTUAL FUND 0.7%

PGIM Institutional Money Market Fund(w) (cost $175,639)			175,642	175,642

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 0.7% (Continued)
TIME DEPOSITS 0.0%*
Brown Brothers Harriman & Co. (Cayman Islands) (cost $5,208)	1.540%	12/03/18	5	$5,208

TOTAL SHORT-TERM TERM INVESTMENTS

(cost $180,847)				180,850

TOTAL INVESTMENTS 98.1%

(cost $25,777,442)				24,861,131
Other assets in excess of liabilities 1.9%				483,964

NET ASSETS - 100.0%				$25,345,095

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c) Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2018.

(w) PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

* A zero balance may reflect actual amounts rounding to less than 0.05%.

PGIM Active High Yield Bond ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Futures contracts outstanding at November 30, 2018:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	5 Year U.S. Treasury Notes	Mar. 2019	$112,961	$(78)
15	10 Year U.S. Treasury Notes	Mar. 2019	1,791,797	4,484

				4,406

	Short Positions:
2	U.S. Long Bond	Mar. 2019	279,813	(1,250)

				$3,156

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$150,000	$ –

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$–	$1,233,158	$–
Bank Loans	–	476,784	–
Corporate Bonds	–	22,970,339	–
Affiliated Mutual Fund	175,642	–	–
Time Deposits	–	5,208	–
Other Financial Instruments*
Futures contracts	3,156	–	–

Total	$178,798	$24,685,489	$–

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM Active High Yield Bond ETF

Notes to Schedule of Investments

as of November 30, 2018 (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy in accordance with the Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Active High Yield Bond ETF

Notes to Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the PGIM Institutional Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS 99.2%

Aerospace & Defense 1.6%

General Dynamics Corp.	224	$41,415

Huntington Ingalls Industries, Inc.	185	39,868

Raytheon Co.	223	39,101

Textron, Inc.	653	36,659

United Technologies Corp.	329	40,085

		197,128

Air Freight & Logistics 0.7%

CH Robinson Worldwide, Inc.	463	42,749

FedEx Corp.	193	44,197

		86,946

Airlines 0.4%

Delta Air Lines, Inc.	821	49,843

Auto Components 0.4%

BorgWarner, Inc.	1,139	45,082

Banks 5.0%

Bank of America Corp.	1,529	43,424

BB&T Corp.	926	47,319

Citigroup, Inc.	625	40,494

Citizens Financial Group, Inc.	1,221	44,396

Fifth Third Bancorp	1,625	45,386

Huntington Bancshares, Inc.	3,054	44,558

JPMorgan Chase & Co.	401	44,587

KeyCorp	2,348	43,062

PNC Financial Services Group, Inc. (The)	349	47,387

Regions Financial Corp.	2,533	41,668

SunTrust Banks, Inc.	705	44,196

US Bancorp	855	46,563

Wells Fargo & Co.	811	44,021

Zions Bancorp NA	905	44,037

		621,098

Beverages 0.8%

Monster Beverage Corp.*	821	48,997

PepsiCo, Inc.	406	49,508

		98,505

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 99.2% (Continued)

Biotechnology 1.4%

Amgen, Inc.	216	$44,982

Biogen, Inc.*	129	43,050

Gilead Sciences, Inc.	571	41,078

Vertex Pharmaceuticals, Inc.*	235	42,486

		171,596

Building Products 1.3%

AO Smith Corp.	896	42,452

Fortune Brands Home & Security, Inc.	891	39,026

Johnson Controls International PLC	1,283	44,623

Masco Corp.	1,348	42,718

		168,819

Capital Markets 2.7%

Affiliated Managers Group, Inc.	346	38,448

Franklin Resources, Inc.	1,473	49,920

Goldman Sachs Group, Inc. (The)	198	37,757

Invesco Ltd.	2,123	43,203

Morgan Stanley	949	42,126

Raymond James Financial, Inc.	490	39,068

State Street Corp.	530	38,701

T Rowe Price Group, Inc.	428	42,526

		331,749

Chemicals 2.9%

Air Products & Chemicals, Inc.	274	44,078

Albemarle Corp.	449	43,248

Eastman Chemical Co.	519	40,908

Ecolab, Inc.	294	47,184

LyondellBasell Industries NV (Class A Stock)	446	41,616

Mosaic Co. (The)	1,316	47,376

PPG Industries, Inc.	444	48,543

Sherwin-Williams Co. (The)	105	44,527

		357,480

Commercial Services & Supplies 0.4%

Waste Management, Inc.	483	45,281

Communications Equipment 1.4%

Cisco Systems, Inc.	951	45,524

F5 Networks, Inc.*	258	44,368

Juniper Networks, Inc.	1,526	43,811

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 99.2% (Continued)

Communications Equipment 1.4% (cont’d.)

Motorola Solutions, Inc.	353	$46,331

		180,034

Construction & Engineering 0.3%

Jacobs Engineering Group, Inc.	586	38,483

Consumer Finance 1.3%

American Express Co.	418	46,929

Capital One Financial Corp.	476	42,688

Discover Financial Services	576	41,069

Synchrony Financial	1,444	37,515

		168,201

Containers & Packaging 1.5%

Avery Dennison Corp.	435	41,934

International Paper Co.	1,005	46,421

Packaging Corp. of America	483	47,247

Westrock Co.	1,011	47,628

		183,230

Distributors 0.4%

Genuine Parts Co.	449	46,566

Diversified Financial Services 0.7%

Berkshire Hathaway, Inc. (Class B Stock)*	208	45,394

Jefferies Financial Group, Inc.	2,031	44,377

		89,771

Diversified Telecommunication Services 0.7%

AT&T, Inc.	1,346	42,049

Verizon Communications, Inc.	811	48,903

		90,952

Electric Utilities 3.5%

American Electric Power Co., Inc.	608	47,266

Duke Energy Corp.	539	47,739

Entergy Corp.	528	45,968

Eversource Energy	704	48,111

Exelon Corp.	1,003	46,529

FirstEnergy Corp.	1,154	43,656

NextEra Energy, Inc.	255	46,336

PG&E Corp.*	894	23,584

PPL Corp.	1,413	43,224

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 99.2% (Continued)

Electric Utilities 3.5% (cont’d.)

Xcel Energy, Inc.	903	$47,362

		439,775

Electrical Equipment 1.3%

AMETEK, Inc.	594	43,617

Eaton Corp. PLC	543	41,778

Emerson Electric Co.	593	40,039

Rockwell Automation, Inc.	253	44,108

		169,542

Electronic Equipment, Instruments & Components 1.0%

Amphenol Corp. (Class A Stock)	505	44,410

FLIR Systems, Inc.	761	34,899

TE Connectivity Ltd.	544	41,850

		121,159

Energy Equipment & Services 0.8%

Halliburton Co.	1,088	34,196

National Oilwell Varco, Inc.	1,023	32,849

Schlumberger Ltd.	730	32,923

		99,968

Entertainment 0.7%

Viacom, Inc. (Class B Stock)	1,328	40,982

Walt Disney Co. (The)	375	43,309

		84,291

Equity Real Estate Investment Trusts (REITs) 5.9%

Apartment Investment & Management Co. (Class A Stock)	1,013	47,702

AvalonBay Communities, Inc.	248	47,261

Boston Properties, Inc.	370	48,544

Crown Castle International Corp.	408	46,879

Equinix, Inc.	108	41,610

Equity Residential	678	48,308

Essex Property Trust, Inc.	179	46,989

Host Hotels & Resorts, Inc.	2,244	42,636

Kimco Realty Corp.	2,880	47,088

Mid-America Apartment Communities, Inc.	444	45,981

Prologis, Inc.	683	45,993

Regency Centers Corp.	693	44,116

SL Green Realty Corp.	470	45,317

Vornado Realty Trust	635	45,695

Welltower, Inc.	690	49,908

PGIM QMA Strategic Alpha Large-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 99.2% (Continued)

Equity Real Estate Investment Trusts (REITs) 5.9% (cont’d.)

Weyerhaeuser Co.	1,519	$40,117

		734,144

Food & Staples Retailing 1.8%

Costco Wholesale Corp.	191	44,174

Kroger Co. (The)	1,603	47,545

Sysco Corp.	621	41,855

Walgreens Boots Alliance, Inc.	571	48,347

Walmart, Inc.	455	44,431

		226,352

Food Products 2.8%

Archer-Daniels-Midland Co.	884	40,682

Hershey Co. (The)	414	44,836

JM Smucker Co. (The)	414	43,267

Kellogg Co.	624	39,718

Kraft Heinz Co. (The)	786	40,180

McCormick & Co., Inc.	319	47,850

Mondelez International, Inc. (Class A Stock)	1,056	47,499

Tyson Foods, Inc. (Class A Stock)	703	41,442

		345,474

Health Care Equipment & Supplies 5.0%

Abbott Laboratories	614	45,467

Baxter International, Inc.	608	41,678

Becton Dickinson & Co.	179	45,242

Boston Scientific Corp.*	1,144	43,094

Danaher Corp.	415	45,459

DENTSPLY SIRONA, Inc.	1,174	44,354

Edwards Lifesciences Corp.*	296	47,955

Hologic, Inc.*	1,056	46,897

IDEXX Laboratories, Inc.*	194	39,529

Medtronic PLC	451	43,986

ResMed, Inc.	411	45,946

Stryker Corp.	249	43,690

Varian Medical Systems, Inc.*	404	49,850

Zimmer Biomet Holdings, Inc.	341	39,904

		623,051

Health Care Providers & Services 3.8%

Anthem, Inc.	158	45,831

Cardinal Health, Inc.	828	45,399

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 99.2% (Continued)

Health Care Providers & Services 3.8% (cont’d)

Centene Corp.*	298	$42,390

Cigna Corp.	206	46,016

CVS Health Corp.	591	47,398

Henry Schein, Inc.*	513	45,760

Laboratory Corp. of America Holdings*	251	36,556

McKesson Corp.	326	40,587

Quest Diagnostics, Inc.	426	37,731

UnitedHealth Group, Inc.	160	45,018

Universal Health Services, Inc. (Class B Stock)	350	48,297

		480,983

Health Care Technology 0.3%

Cerner Corp.*	678	39,263

Hotels, Restaurants & Leisure 0.7%

Darden Restaurants, Inc.	396	43,774

Norwegian Cruise Line Holdings Ltd.*	840	43,109

		86,883

Household Durables 0.4%

PulteGroup, Inc.	1,846	48,956

Household Products 0.7%

Colgate-Palmolive Co.	696	44,210

Procter & Gamble Co. (The)	538	50,846

		95,056

Independent Power & Renewable Electricity Producers 0.7%

AES Corp.	2,839	43,976

NRG Energy, Inc.	1,158	44,502

		88,478

Industrial Conglomerates 0.7%

Honeywell International, Inc.	274	40,210

Roper Technologies, Inc.	153	45,531

		85,741

Insurance 4.9%

Aflac, Inc.	986	45,100

Allstate Corp. (The)	459	40,938

American International Group, Inc.	884	38,233

Assurant, Inc.	419	40,744

Chubb Ltd.	349	46,675

Cincinnati Financial Corp.	586	47,894

Everest Re Group Ltd.	203	45,082

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 99.2% (Continued)

Insurance 4.9% (cont’d.)

Hartford Financial Services Group, Inc. (The)	935	$41,318

Lincoln National Corp.	676	42,568

Loews Corp.	926	44,504

MetLife, Inc.	994	44,362

Progressive Corp. (The)	620	41,100

Torchmark Corp.	514	44,415

Travelers Cos., Inc. (The)	350	45,630

		608,563

Interactive Media & Services 1.0%

Alphabet, Inc.,

(Class A Stock)*	39	43,276

(Class C Stock)*	40	43,777

Facebook, Inc. (Class A Stock)*	275	38,668

		125,721

Internet & Direct Marketing Retail 0.7%

Booking Holdings, Inc.*	25	47,297

Expedia Group, Inc.	358	43,243

		90,540

IT Services 3.3%

Accenture PLC (Class A Stock)	271	44,585

Alliance Data Systems Corp.	205	41,074

Cognizant Technology Solutions Corp. (Class A Stock)	593	42,239

DXC Technology Co.	484	30,511

Fidelity National Information Services, Inc.	416	44,907

Fiserv, Inc.*	553	43,759

International Business Machines Corp.	300	37,281

Paychex, Inc.	633	44,791

Total System Services, Inc.	456	39,841

VeriSign, Inc.*	298	46,506

		415,494

Life Sciences Tools & Services 1.8%

Agilent Technologies, Inc.	646	46,738

Mettler-Toledo International, Inc.*	76	48,386

PerkinElmer, Inc.	489	42,572

Thermo Fisher Scientific, Inc.	186	46,416

Waters Corp.*	233	46,269

		230,381

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 99.2% (Continued)

Machinery 3.5%

Cummins, Inc.	296	$44,714

Dover Corp.	524	44,482

Flowserve Corp.	841	40,797

Ingersoll-Rand PLC	441	45,652

PACCAR, Inc.	693	43,118

Parker-Hannifin Corp.	264	45,419

Pentair PLC	1,103	47,098

Snap-on, Inc.	254	42,225

Stanley Black & Decker, Inc.	340	44,489

Xylem, Inc.	608	44,372

		442,366

Metals & Mining 0.7%

Freeport-McMoRan, Inc.	3,439	41,062

Nucor Corp.	739	44,643

		85,705

Multiline Retail 1.6%

Dollar General Corp.	393	43,619

Kohl’s Corp.	594	39,899

Macy’s, Inc.	1,301	44,520

Nordstrom, Inc.	696	36,798

Target Corp.	508	36,048

		200,884

Multi-Utilities 2.5%

Ameren Corp.	673	46,181

CenterPoint Energy, Inc.	1,571	44,004

Consolidated Edison, Inc.	573	46,041

Dominion Energy, Inc.	603	44,923

DTE Energy Co.	393	47,058

Public Service Enterprise Group, Inc.	810	45,279

WEC Energy Group, Inc.	631	45,735

		319,221

Oil, Gas & Consumable Fuels 3.7%

Apache Corp.	979	34,392

Chevron Corp.	371	44,127

ConocoPhillips	590	39,046

Exxon Mobil Corp.	536	42,612

HollyFrontier Corp.	648	40,481

Kinder Morgan, Inc.	2,434	41,548

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 99.2% (Continued)

Oil, Gas & Consumable Fuels 3.7% (cont’d)

Marathon Petroleum Corp.	544	$35,447

Occidental Petroleum Corp.	596	41,881

ONEOK, Inc.	646	39,684

Phillips 66	396	37,034

Pioneer Natural Resources Co.	251	37,085

Valero Energy Corp.	411	32,839

		466,176

Personal Products 0.4%

Estee Lauder Cos., Inc. (The) (Class A Stock)	340	48,504

Pharmaceuticals 3.4%
Allergan PLC	233	36,488

Bristol-Myers Squibb Co.	754	40,309

Eli Lilly & Co.	393	46,626

Johnson & Johnson	319	46,861

Merck & Co., Inc.	611	48,477

Mylan NV*	1,316	44,560

Nektar Therapeutics (Class A Stock)*	864	34,897

Perrigo Co. PLC	599	37,306

Pfizer, Inc.	993	45,906

Zoetis, Inc. (Class A Stock)	475	44,588

		426,018

Professional Services 0.7%

Robert Half International, Inc.	665	41,117

Verisk Analytics, Inc. (Class A Stock)*	375	46,245

		87,362

Real Estate Management & Development 0.4%

CBRE Group, Inc. (Class A Stock)*	1,081	47,218

Road & Rail 1.0%

JB Hunt Transport Services, Inc.	383	40,736

Kansas City Southern	414	42,663

Norfolk Southern Corp.	254	43,368

		126,767

Semiconductors & Semiconductor Equipment 3.1%

Analog Devices, Inc.	509	46,787

Applied Materials, Inc.	1,254	46,749

Intel Corp.	949	46,795

KLA-Tencor Corp.	469	46,225

Micron Technology, Inc.*	1,009	38,907

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 99.2% (Continued)

Semiconductors & Semiconductor Equipment 3.1% (cont’d)

QUALCOMM, Inc.	659	$38,393

Skyworks Solutions, Inc.	491	35,730

Texas Instruments, Inc.	426	42,536

Xilinx, Inc.	553	51,141

		393,263

Software 3.4%

Adobe, Inc.*	168	42,150

ANSYS, Inc.*	275	44,555

Cadence Design Systems, Inc.*	1,081	48,688

Citrix Systems, Inc.*	419	45,658

Intuit, Inc.	204	43,764

Oracle Corp.	904	44,079

Red Hat, Inc.*	348	62,139

Symantec Corp.	2,111	46,674

Synopsys, Inc.*	489	44,959

		422,666

Specialty Retail 4.7%

Advance Auto Parts, Inc.	259	46,027

AutoZone, Inc.*	58	46,926

Best Buy Co., Inc.	583	37,656

CarMax, Inc.*	616	40,699

Foot Locker, Inc.	859	48,448

Gap, Inc. (The)	1,600	43,664

Home Depot, Inc. (The)	225	40,572

Lowe’s Cos., Inc.	411	38,786

O’Reilly Automotive, Inc.*	126	43,694

Ross Stores, Inc.	444	38,894

Tiffany & Co.	380	34,580

TJX Cos., Inc. (The)	778	38,005

Tractor Supply Co.	490	46,614

Ulta Beauty, Inc.*	154	45,860

		590,425

Technology Hardware, Storage & Peripherals 1.0%

Hewlett Packard Enterprise Co.	2,811	42,165

Seagate Technology PLC	989	42,616

Western Digital Corp.	778	35,313

		120,094

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description			Shares	Value
COMMON STOCKS 99.2% (Continued)

Textiles, Apparel & Luxury Goods 1.8%
Michael Kors Holdings Ltd.*			680	$29,750

NIKE, Inc. (Class B Stock)			563	42,293

PVH Corp.			336	37,131

Ralph Lauren Corp. (Class A Stock)			338	37,653

Tapestry, Inc.			980	38,151

VF Corp.			486	39,507

				224,485

Tobacco 0.4%
Philip Morris International, Inc.			523	45,255

Trading Companies & Distributors 0.8%
Fastenal Co.			824	48,830

WW Grainger, Inc.			156	48,990

				97,820

Water Utilities 0.4%
American Water Works Co., Inc.			484	46,178

TOTAL LONG-TERM INVESTMENTS

(cost $12,379,390)				12,400,986

	Interest Rate	Maturity Date	Principal Amount (000)#

SHORT-TERM INVESTMENT 0.6%

TIME DEPOSIT

Citibank, NA (cost $75,801)	1.540%	12/03/18	76	75,801

TOTAL INVESTMENTS 99.8%

(cost $12,455,191)				12,476,787

Other assets in excess of liabilities 0.2%				22,653

NET ASSETS 100.0%				$12,499,440

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.

* Non-income producing security.

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$197,128	$–	$–
Air Freight & Logistics	86,946	–	–
Airlines	49,843	–	–
Auto Components	45,082	–	–
Banks	621,098	–	–
Beverages	98,505	–	–
Biotechnology	171,596	–	–
Building Products	168,819	–	–
Capital Markets	331,749	–	–
Chemicals	357,480	–	–
Commercial Services & Supplies	45,281	–	–
Communications Equipment	180,034	–	–
Construction & Engineering	38,483	–	–
Consumer Finance	168,201	–	–
Containers & Packaging	183,230	–	–
Distributors	46,566	–	–
Diversified Financial Services	89,771	–	–
Diversified Telecommunication Services	90,952	–	–
Electric Utilities	439,775	–	–
Electrical Equipment	169,542	–	–
Electronic Equipment, Instruments & Components	121,159	–	–
Energy Equipment & Services	99,968	–	–
Entertainment	84,291	–	–
Equity Real Estate Investment Trusts (REITs)	734,144	–	–
Food & Staples Retailing	226,352	–	–
Food Products	345,474	–	–
Health Care Equipment & Supplies	623,051	–	–
Health Care Providers & Services	480,983	–	–
Health Care Technology	39,263	–	–
Hotels, Restaurants & Leisure	86,883	–	–
Household Durables	48,956	–	–
Household Products	95,056	–	–
Independent Power & Renewable Electricity Producers	88,478	–	–
Industrial Conglomerates	85,741	–	–
Insurance	608,563	–	–
Interactive Media & Services	125,721	–	–
Internet & Direct Marketing Retail	90,540	–	–
IT Services	415,494	–	–

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Life Sciences Tools & Services	230,381	–	–
Machinery	442,366	–	–
Metals & Mining	85,705	–	–
Multiline Retail	200,884	–	–
Multi-Utilities	319,221	–	–
Oil, Gas & Consumable Fuels	466,176	–	–
Personal Products	48,504	–	–
Pharmaceuticals	426,018	–	–
Professional Services	87,362	–	–
Real Estate Management & Development	47,218	–	–
Road & Rail	126,767	–	–
Semiconductors & Semiconductor Equipment	393,263	–	–
Software	422,666	–	–
Specialty Retail	590,425	–	–
Technology Hardware, Storage & Peripherals	120,094	–	–
Textiles, Apparel & Luxury Goods	224,485	–	–
Tobacco	45,255	–	–
Trading Companies & Distributors	97,820	–	–
Water Utilities	46,178	–	–
Time Deposit	–	75,801	–

Total	$12,400,986	$75,801	$–

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 98.0%

COMMON STOCKS 98.0%
Aerospace & Defense 1.1%

Astronics Corp.*	718	$23,306

Cubic Corp.	308	18,847

Mercury Systems, Inc.*	423	21,916

Moog, Inc. (Class A Stock)	260	22,737

National Presto Industries, Inc.	156	20,043

Sparton Corp.*	1,475	21,181

Wesco Aircraft Holdings, Inc.*	1,883	17,926

		145,956

Air Freight & Logistics 0.7%

Air Transport Services Group, Inc.*	1,110	20,568

Echo Global Logistics, Inc.*	830	21,057

Forward Air Corp.	340	22,195

Hub Group, Inc. (Class A Stock)*	448	19,909

		83,729

Auto Components 0.9%

Dana, Inc.	1,450	21,039

LCI Industries	283	21,899

Modine Manufacturing Co.*	1,524	19,888

Stoneridge, Inc.*	798	21,347

Tenneco, Inc. (Class A Stock)	610	20,588

		104,761

Automobiles 0.1%

Winnebago Industries, Inc.	748	18,722

Banks 6.6%

Allegiance Bancshares, Inc.*	533	20,217

Ameris Bancorp	463	19,830

Atlantic Capital Bancshares, Inc.*	1,308	24,080

BancFirst Corp.	356	19,872

Blue Hills Bancorp, Inc.	879	20,867

Carolina Financial Corp.	614	21,097

Central Pacific Financial Corp.	739	20,722

Civista Bancshares, Inc.	983	20,948

ConnectOne Bancorp, Inc.	979	19,717

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Banks 6.6% (cont’d.)

Customers Bancorp, Inc.*	1,031	$20,115

Eagle Bancorp, Inc.*	423	24,382

Enterprise Financial Services Corp.	453	20,245

Equity Bancshares, Inc. (Class A Stock)*	564	21,302

First Financial Bankshares, Inc.	326	21,360

Glacier Bancorp, Inc.	463	21,863

Guaranty Bancorp	780	19,976

Hanmi Financial Corp.	974	21,857

HarborOne Bancorp, Inc.*	1,141	20,230

Home BancShares, Inc.	1,049	20,571

HomeTrust Bancshares, Inc.	756	19,648

Independent Bank Corp.	261	20,977

Independent Bank Group, Inc.	351	20,084

Investar Holding Corp.	808	20,305

Live Oak Bancshares, Inc.	1,085	19,432

Midland States Bancorp, Inc.	778	20,189

National Bank Holdings Corp. (Class A Stock)	585	21,780

National Commerce Corp.*	544	22,489

Old Line Bancshares, Inc.	690	20,935

Origin Bancorp, Inc.	559	20,895

Pacific Premier Bancorp, Inc.*	688	21,239

People’s Utah Bancorp	615	19,871

Preferred Bank	399	20,437

ServisFirst Bancshares, Inc.	560	22,047

Stock Yards Bancorp, Inc.	650	20,378

Tompkins Financial Corp.	275	22,487

TriCo Bancshares	559	21,494

United Community Banks, Inc.	798	20,628

Veritex Holdings, Inc.*	871	22,376

Washington Trust Bancorp, Inc.	398	20,935

West Bancorporation, Inc.	963	19,742

		837,619

Beverages 0.6%

Boston Beer Co., Inc. (The) (Class A Stock)*	68	18,669

Coca-Cola Bottling Co. Consolidated	109	23,165

Craft Brew Alliance, Inc.*	1,229	19,762

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Beverages 0.6% (cont’d.)

National Beverage Corp.	203	$17,716

		79,312

Biotechnology 7.0%

Abeona Therapeutics, Inc.*	2,664	21,845

ACADIA Pharmaceuticals, Inc.*	1,089	20,756

Acorda Therapeutics, Inc.*	1,116	22,800

Aduro Biotech, Inc.*	5,738	14,230

Akebia Therapeutics, Inc.*	2,656	21,460

Albireo Pharma, Inc.*	843	22,297

Allena Pharmaceuticals, Inc.*	2,678	25,093

Arcus Biosciences, Inc.*	1,711	19,540

Arena Pharmaceuticals, Inc.*	603	24,729

Athenex, Inc.*	1,763	23,307

Bellicum Pharmaceuticals, Inc.*	4,925	22,507

BioSpecifics Technologies Corp.*	369	22,646

Catalyst Pharmaceuticals, Inc.*	7,415	18,797

Corvus Pharmaceuticals, Inc.*	2,735	16,355

CTI BioPharma Corp.*	12,226	20,540

Eagle Pharmaceuticals, Inc.*	408	20,563

Emergent BioSolutions, Inc.*	313	22,799

Enanta Pharmaceuticals, Inc.*	268	21,210

Fennec Pharmaceuticals, Inc.*	2,896	19,403

Global Blood Therapeutics, Inc.*	531	16,748

GlycoMimetics, Inc.*	1,676	19,257

Homology Medicines, Inc.*	1,026	22,562

Jounce Therapeutics, Inc.*	4,605	19,894

Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	1,121	22,667

Kura Oncology, Inc.*	1,791	22,745

MacroGenics, Inc.*	1,235	21,254

Minerva Neurosciences, Inc.*	2,434	19,253

Myriad Genetics, Inc.*	693	22,342

Ovid therapeutics, Inc.*	4,324	17,426

Palatin Technologies, Inc.*	22,206	17,974

Pfenex, Inc.*	4,068	16,842

Pieris Pharmaceuticals, Inc.*	6,243	21,164

PTC Therapeutics, Inc.*	635	22,555

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Biotechnology 7.0% (cont’d.)

REGENXBIO, Inc.*	328	$19,650

Repligen Corp.*	315	20,371

Retrophin, Inc.*	829	20,344

Rhythm Pharmaceuticals, Inc.*	746	22,029

Savara, Inc.*	2,085	18,702

Spectrum Pharmaceuticals, Inc.*	1,595	23,064

Vanda Pharmaceuticals, Inc.*	908	22,736

Veracyte, Inc.*	1,529	18,715

Xencor, Inc.*	558	23,442

Zafgen, Inc.*	1,953	9,843

		882,456

Building Products 2.0%

Advanced Drainage Systems, Inc.	766	20,889

Apogee Enterprises, Inc.	546	19,902

Builders FirstSource, Inc.*	1,626	22,000

Continental Building Products, Inc.*	713	20,378

CSW Industrials, Inc.*	393	20,817

Insteel Industries, Inc.	740	20,380

Masonite International Corp.*	376	20,180

NCI Building Systems, Inc.*	1,714	19,454

Patrick Industries, Inc.*	479	19,026

Simpson Manufacturing Co., Inc.	356	20,826

Trex Co., Inc.*	335	21,350

Universal Forest Products, Inc.	741	20,496

		245,698

Capital Markets 2.6%

Blucora, Inc.*	698	21,610

BrightSphere Investment Group PLC	1,600	21,072

Cohen & Steers, Inc.	543	20,286

Cowen, Inc. (Class A Stock)*	1,313	20,890

Diamond Hill Investment Group, Inc.	118	19,859

Donnelley Financial Solutions, Inc.*	1,214	20,225

Federated Investors, Inc. (Class B Stock)	816	21,608

Greenhill & Co., Inc.	936	22,024

Houlihan Lokey, Inc. (Class A Stock)	501	21,192

Ladenburg Thalmann Financial Services, Inc.	7,443	21,287

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Capital Markets 2.6% (cont’d.)

Moelis & Co. (Class A Stock)	501	$20,250

Piper Jaffray Cos.	289	20,626

Pzena Investment Management, Inc. (Class A Stock)	2,025	20,675

Silvercrest Asset Management Group, Inc. (Class A Stock)	1,423	19,879

Virtus Investment Partners, Inc.	200	19,000

Westwood Holdings Group, Inc.	500	19,610

		330,093

Chemicals 2.0%

AdvanSix, Inc.*	769	22,078

Balchem Corp.	228	19,768

Chase Corp.	184	20,731

Ferro Corp.*	1,075	20,747

Ingevity Corp.*	211	20,680

Innophos Holdings, Inc.	694	19,252

Kronos Worldwide, Inc.	1,585	19,606

OMNOVA Solutions, Inc.*	2,685	21,883

PolyOne Corp.	624	20,979

Quaker Chemical Corp.	104	21,449

Trinseo S.A.	423	21,374

Tronox Ltd. (Class A Stock)	1,774	18,769

		247,316

Commercial Services & Supplies 2.4%

BrightView Holdings, Inc.*	1,531	19,291

Covanta Holding Corp.	1,310	21,694

Deluxe Corp.	421	21,197

Herman Miller, Inc.	616	20,858

HNI Corp.	544	20,971

Kimball International, Inc. (Class B Stock)	1,285	19,609

Knoll, Inc.	1,071	20,745

McGrath RentCorp	393	20,998

Mobile Mini, Inc.	503	20,331

MSA Safety, Inc.	193	21,035

SP Plus Corp.*	654	19,823

Tetra Tech, Inc.	308	18,776

UniFirst Corp.	141	21,772

US Ecology, Inc.	293	20,413

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Commercial Services & Supplies 2.4% (cont’d.)

Viad Corp.	406	$20,442

		307,955

Communications Equipment 1.6%

Aerohive Networks, Inc.*	5,200	19,032

CalAmp Corp.*	1,076	19,045

Calix, Inc.*	2,021	19,503

Casa Systems, Inc.*	1,356	21,086

Extreme Networks, Inc.*	3,281	21,589

InterDigital, Inc.	278	20,922

Lumentum Holdings, Inc.*	548	24,370

NETGEAR, Inc.*	384	21,274

Quantenna Communications, Inc.*	1,288	19,294

Viavi Solutions, Inc.*	2,083	21,122

		207,237

Construction & Engineering 1.3%

Comfort Systems USA, Inc.	361	19,010

EMCOR Group, Inc.	279	20,328

HC2 Holdings, Inc.*	4,075	12,877

MYR Group, Inc.*	650	20,345

NV5 Global, Inc.*	254	18,641

Orion Group Holdings, Inc.*	4,744	20,684

Primoris Services Corp.	876	21,155

Sterling Construction Co., Inc.*	1,579	20,322

		153,362

Construction Materials 0.2%

US Concrete, Inc.*	571	22,457

Consumer Finance 0.6%

Elevate Credit, Inc.*	4,998	24,190

Enova International, Inc.*	893	19,771

Green Dot Corp. (Class A Stock)*	258	21,502

Regional Management Corp.*	730	19,827

		85,290

Containers & Packaging 0.2%

Greif, Inc. (Class A Stock)	420	21,533

Distributors 0.1%

Core-Mark Holding Co., Inc.	718	18,869

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Diversified Consumer Services 0.5%

Career Education Corp.*	1,604	$21,638

Carriage Services, Inc. (Class A Stock)	1,204	20,516

Strategic Education, Inc.	143	19,518

		61,672

Diversified Financial Services 0.2%

Marlin Business Services Corp.	813	20,650

Diversified Telecommunication Services 0.5%

Ooma, Inc.*	1,355	20,244

ORBCOMM, Inc.*	2,148	20,363

Vonage Holdings Corp.*	1,823	19,306

		59,913

Electric Utilities 0.2%

Spark Energy, Inc. (Class A Stock)	2,225	20,225

Electrical Equipment 1.1%

Allied Motion Technologies, Inc.	444	21,006

Atkore International Group, Inc.*	1,060	21,645

AZZ, Inc.	439	20,958

EnerSys	241	21,056

Generac Holdings, Inc.*	384	21,857

Vivint Solar, Inc.*	3,641	19,916

		126,438

Electronic Equipment, Instruments & Components 1.5%

Badger Meter, Inc.	399	22,144

ePlus, Inc.*	253	20,683

II-VI, Inc.*	618	23,126

Insight Enterprises, Inc.*	454	20,239

Methode Electronics, Inc.	718	21,755

Napco Security Technologies, Inc.*	1,210	20,013

PAR Technology Corp.*	1,244	24,718

Park Electrochemical Corp.	1,151	20,499

Vishay Precision Group, Inc.*	611	20,731

		193,908

Energy Equipment & Services 0.9%

Cactus, Inc. (Class A Stock)*	588	16,981

Keane Group, Inc.*	1,693	18,826

Mammoth Energy Services, Inc.	795	20,002

Profire Energy, Inc.*	8,891	17,426

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Energy Equipment & Services 0.9% (cont’d.)

ProPetro Holding Corp.*	1,176	$19,075

TETRA Technologies, Inc.*	7,181	16,660

		108,970

Entertainment 0.4%

IMAX Corp.*	1,053	19,544

Rosetta Stone, Inc.*	1,164	19,450

World Wrestling Entertainment, Inc. (Class A Stock)	305	22,558

		61,552

Equity Real Estate Investment Trusts (REITs) 3.1%

Alexander’s, Inc.	65	20,187

Americold Realty Trust	785	21,038

Armada Hoffler Properties, Inc.	1,340	20,381

City Office REIT, Inc.	1,840	20,129

Clipper Realty, Inc.	1,468	18,937

First Industrial Realty Trust, Inc.	645	20,679

GEO Group, Inc. (The)	905	21,032

Monmouth Real Estate Investment Corp.	1,364	19,001

National Health Investors, Inc.	273	21,289

National Storage Affiliates Trust	755	21,117

Pennsylvania Real Estate Investment Trust	2,256	18,477

PS Business Parks, Inc.	150	21,153

QTS Realty Trust, Inc. (Class A Stock)	514	20,863

Ryman Hospitality Properties, Inc.	275	20,380

Saul Centers, Inc.	411	21,639

Tanger Factory Outlet Centers, Inc.	861	20,363

UMH Properties, Inc.	1,546	20,144

Universal Health Realty Income Trust	311	21,835

Urban Edge Properties	985	19,641

		388,285

Food & Staples Retailing 0.6%

BJ’s Wholesale Club Holdings, Inc.*	904	21,117

Chefs’ Warehouse, Inc. (The)*	583	22,218

PriceSmart, Inc.	304	20,335

		63,670

Food Products 0.5%

Calavo Growers, Inc.	210	20,639

John B Sanfilippo & Son, Inc.	318	19,786

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Food Products 0.5% (cont’d.)

Lancaster Colony Corp.	115	$20,737

		61,162

Gas Utilities 0.5%

Chesapeake Utilities Corp.	250	21,510

New Jersey Resources Corp.	430	20,868

South Jersey Industries, Inc.	651	20,311

		62,689

Health Care Equipment & Supplies 5.4%

Accuray, Inc.*	4,315	17,691

AtriCure, Inc.*	664	22,237

Atrion Corp.	29	22,423

Cardiovascular Systems, Inc.*	681	21,022

Cerus Corp.*	3,898	20,464

CONMED Corp.	300	20,388

CryoLife, Inc.*	694	21,042

CytoSorbents Corp.*	2,121	22,143

Endologix, Inc.*	20,139	17,142

GenMark Diagnostics, Inc.*	4,646	24,206

Globus Medical, Inc. (Class A Stock)*	398	19,219

Haemonetics Corp.*	195	20,920

Inogen, Inc.*	148	21,809

Integer Holdings Corp.*	246	21,791

iRadimed Corp.*	809	23,283

Lantheus Holdings, Inc.*	1,381	25,894

LeMaitre Vascular, Inc.	765	21,336

LivaNova PLC*	179	18,113

Meridian Bioscience, Inc.	1,051	19,906

Merit Medical Systems, Inc.*	355	22,383

Natus Medical, Inc.*	688	24,341

Neuronetics, Inc.*	933	16,645

NuVasive, Inc.*	358	22,801

Nuvectra Corp.*	1,176	23,485

OraSure Technologies, Inc.*	1,523	19,342

Orthofix Medical, Inc.*	345	20,786

Oxford Immunotec Global PLC*	1,303	19,623

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Health Care Equipment & Supplies 5.4% (cont’d.)

Quidel Corp.*	326	$19,827

STAAR Surgical Co.*	478	18,169

Surmodics, Inc.*	349	21,146

Utah Medical Products, Inc.	236	22,394

Varex Imaging Corp.*	766	20,184

Wright Medical Group NV*	696	19,460

		691,615

Health Care Providers & Services 2.2%

Addus HomeCare Corp.*	284	21,078

Amedisys, Inc.*	175	23,844

AMN Healthcare Services, Inc.*	356	22,677

BioTelemetry, Inc.*	334	23,694

Civitas Solutions, Inc.*	1,418	19,682

CorVel Corp.*	320	22,304

Ensign Group, Inc. (The)	446	20,235

HealthEquity, Inc.*	225	19,955

LHC Group, Inc.*	215	22,547

National Research Corp.	526	20,972

Providence Service Corp. (The)*	296	20,960

Select Medical Holdings Corp.*	1,065	20,640

US Physical Therapy, Inc.	176	20,942

		279,530

Health Care Technology 1.5%

Allscripts Healthcare Solutions, Inc.*	2,021	20,634

Castlight Health, Inc. (Class B Stock)*	7,608	19,857

Computer Programs & Systems, Inc.	791	21,104

HealthStream, Inc.	815	20,082

HMS Holdings Corp.*	571	20,408

Medidata Solutions, Inc.*	294	22,700

NextGen Healthcare, Inc.*	1,325	23,254

Omnicell, Inc.*	293	22,628

Simulations Plus, Inc.	994	19,701

		190,368

Hotels, Restaurants & Leisure 2.3%

Belmond Ltd. (Class A Stock)*	1,146	20,858

BJ’s Restaurants, Inc.	321	17,437

Bluegreen Vacations Corp.	1,758	24,401

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Hotels, Restaurants & Leisure 2.3% (cont’d.)

Carrols Restaurant Group, Inc.*	1,803	$19,869

Cheesecake Factory, Inc. (The)	410	19,348

Dave & Buster’s Entertainment, Inc.	355	20,185

Fiesta Restaurant Group, Inc.*	1,004	18,925

Jack in the Box, Inc.	255	22,616

Lindblad Expeditions Holdings, Inc.*	1,556	20,041

Marriott Vacations Worldwide Corp.	271	22,005

Monarch Casino & Resort, Inc.*	536	21,440

RCI Hospitality Holdings, Inc.	785	19,641

Ruth’s Hospitality Group, Inc.	741	18,132

Texas Roadhouse, Inc. (Class A Stock)	313	20,667

		285,565

Household Durables 1.8%

Hamilton Beach Brands Holding Co. (Class A Stock)	908	20,566

Helen of Troy Ltd.*	153	21,884

Hooker Furniture Corp.	691	20,820

KB Home	993	20,962

La-Z-Boy, Inc.	714	20,870

LGI Homes, Inc.*	508	23,449

Meritage Homes Corp.*	551	21,076

Taylor Morrison Home Corp. (Class A Stock)*	1,276	21,577

TopBuild Corp.*	406	20,686

William Lyon Homes (Class A Stock)*	1,703	21,168

ZAGG, Inc.*	1,915	19,246

		232,304

Household Products 0.3%

Central Garden & Pet Co.*	644	21,799

Central Garden & Pet Co. (Class A Stock)*	701	21,801

		43,600

Industrial Conglomerates 0.1%

Raven Industries, Inc.	473	19,086

Insurance 1.4%

Ambac Financial Group, Inc.*	1,108	19,368

FedNat Holding Co.	890	19,473

Global Indemnity Ltd.	608	20,830

James River Group Holdings Ltd.	576	21,923

Kemper Corp.	273	20,775

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Insurance 1.4% (cont’d.)

Kinsale Capital Group, Inc.	344	21,400

MBIA, Inc.*	2,235	20,808

National General Holdings Corp.	740	19,647

Universal Insurance Holdings, Inc.	456	20,014

		184,238

Interactive Media & Services 0.6%

Care.com, Inc.*	1,113	19,945

Cargurus, Inc. (Class A Stock)*	503	19,572

Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,110	21,123

QuinStreet, Inc.*	1,225	19,772

		80,412

Internet & Direct Marketing Retail 1.6%

1-800-Flowers.com, Inc. (Class A Stock)*	1,583	19,803

Duluth Holdings, Inc. (Class B Stock)*	685	21,495

Groupon, Inc. (Class A Stock)*	7,010	21,521

Leaf Group Ltd.*	2,403	19,584

Liberty Expedia Holdings, Inc. (Class A Stock)*	495	20,745

Nutrisystem, Inc.	563	20,938

Overstock.com, Inc.*	1,156	22,611

PetMed Express, Inc.	756	18,212

Shutterfly, Inc.*	361	18,046

Shutterstock, Inc.	548	20,939

		203,894

IT Services 2.0%

Cass Information Systems, Inc.	309	20,397

CSG Systems International, Inc.	558	19,569

ExlService Holdings, Inc.*	353	20,460

Hackett Group, Inc. (The)	1,084	19,133

Information Services Group, Inc.*	5,034	20,891

LiveRamp Holdings, Inc.*	448	21,190

MAXIMUS, Inc.	308	21,905

NIC, Inc.	1,498	19,474

Perficient, Inc.*	816	20,653

PFSweb, Inc.*	3,075	18,911

ServiceSource International, Inc.*	14,265	18,830

TTEC Holdings, Inc.	696	20,358

Virtusa Corp.*	446	19,771

		261,542

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Leisure Products 0.9%

Callaway Golf Co.	970	$16,616

Johnson Outdoors, Inc. (Class A Stock)	285	20,321

Marine Products Corp.	904	19,653

MasterCraft Boat Holdings, Inc.*	733	18,992

Nautilus, Inc.*	1,618	20,888

Sturm Ruger & Co., Inc.	354	18,978

		115,448

Life Sciences Tools & Services 0.5%

Enzo Biochem, Inc.*	6,439	19,832

Medpace Holdings, Inc.*	355	21,978

Syneos Health, Inc. (Class A Stock)*	410	21,205

		63,015

Machinery 5.5%

Alamo Group, Inc.	235	19,460

Albany International Corp. (Class A Stock)	281	20,333

Altra Industrial Motion Corp.	625	19,719

Astec Industries, Inc.	586	20,903

Barnes Group, Inc.	360	21,618

Blue Bird Corp.*	1,078	20,622

Chart Industries, Inc.*	304	19,322

Columbus McKinnon Corp.	569	19,801

Commercial Vehicle Group, Inc.*	3,038	21,205

DMC Global, Inc.	551	20,056

EnPro Industries, Inc.	294	20,692

Federal Signal Corp.	883	20,715

Global Brass & Copper Holdings, Inc.	661	21,397

Gorman-Rupp Co. (The)	579	19,385

Hillenbrand, Inc.	428	18,965

Kadant, Inc.	203	18,489

Kennametal, Inc.	534	22,332

Lydall, Inc.*	851	18,833

Manitex International, Inc.*	2,523	18,393

Meritor, Inc.*	1,215	20,048

Milacron Holdings Corp.*	1,476	21,033

Mueller Industries, Inc.	820	19,532

Mueller Water Products, Inc. (Class A Stock)	1,879	19,786

Omega Flex, Inc.	351	19,445

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Machinery 5.5% (cont’d.)

RBC Bearings, Inc.*	131	$20,046

REV Group, Inc.	1,824	22,253

Rexnord Corp.*	720	20,383

Spartan Motors, Inc.	2,465	19,843

SPX Corp.*	696	20,588

Standex International Corp.	263	20,961

Tennant Co.	336	20,110

Wabash National Corp.	1,339	20,808

Watts Water Technologies, Inc. (Class A Stock)	279	20,579

Woodward, Inc.	255	21,338

		688,993

Marine 0.2%

Matson, Inc.	521	20,501

Media 1.0%

Central European Media Enterprises Ltd. (Class A Stock)*	6,076	19,929

Hemisphere Media Group, Inc. (Class A Stock)*	1,481	20,541

Loral Space & Communications, Inc.*	456	19,385

Nexstar Media Group, Inc. (Class A Stock)	256	21,156

Sinclair Broadcast Group, Inc. (Class A Stock)	656	20,631

Tribune Publishing Co.*	1,378	20,105

		121,747

Metals & Mining 0.6%

Cleveland-Cliffs, Inc.*	2,054	19,061

Gold Resource Corp.	5,174	19,765

Ryerson Holding Corp.*	2,348	19,230

Worthington Industries, Inc.	485	20,089

		78,145

Multiline Retail 0.4%

Big Lots, Inc.	473	20,604

Ollie’s Bargain Outlet Holdings, Inc.*	228	20,224

		40,828

Oil, Gas & Consumable Fuels 1.7%

Abraxas Petroleum Corp.*	12,226	19,928

Carrizo Oil & Gas, Inc.*	1,105	18,907

CONSOL Energy, Inc.*	509	17,489

Delek US Holdings, Inc.	540	21,487

Denbury Resources, Inc.*	7,284	16,462

Eclipse Resources Corp.*	15,801	17,697

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Oil, Gas & Consumable Fuels 1.7% (cont’d.)

Evolution Petroleum Corp.	2,171	$18,909

Goodrich Petroleum Corp.*	1,479	21,327

Laredo Petroleum, Inc.*	3,875	16,934

Penn Virginia Corp.*	320	18,608

Renewable Energy Group, Inc.*	819	22,072

		209,820

Paper & Forest Products 0.8%

Boise Cascade Co.	713	18,952

Louisiana-Pacific Corp.	870	19,888

Neenah, Inc.	286	19,700

Schweitzer-Mauduit International, Inc.	663	18,902

Verso Corp. (Class A Stock)*	778	19,621

		97,063

Personal Products 0.4%

Inter Parfums, Inc.	334	20,631

USANA Health Sciences, Inc.*	173	21,172

		41,803

Pharmaceuticals 3.4%

Aclaris Therapeutics, Inc.*	2,083	19,414

Akorn, Inc.*	3,051	20,930

Amphastar Pharmaceuticals, Inc.*	978	21,242

ANI Pharmaceuticals, Inc.*	391	21,736

Aquestive Therapeutics, Inc.*	1,235	10,609

Aratana Therapeutics, Inc.*	3,229	20,988

Assembly Biosciences, Inc.*	899	23,176

Assertio Therapeutics, Inc.*	3,818	19,033

Clearside Biomedical, Inc.*	11,943	17,556

Corcept Therapeutics, Inc.*	1,621	22,581

Cymabay Therapeutics, Inc.*	1,956	17,467

Durect Corp.*	22,550	20,042

Horizon Pharma PLC*	944	18,861

Innoviva, Inc.*	1,273	23,245

Intersect ENT, Inc.*	690	20,707

Intra-Cellular Therapies, Inc.*	1,150	16,617

Kala Pharmaceuticals, Inc.*	3,174	19,996

Odonate Therapeutics, Inc.*	1,221	19,243

Pacira Pharmaceuticals, Inc.*	425	20,540

Phibro Animal Health Corp. (Class A Stock)	574	19,459

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Pharmaceuticals 3.4% (cont’d.)

Supernus Pharmaceuticals, Inc.*	460	$21,813

Verrica Pharmaceuticals, Inc.*	1,466	17,592

		432,847

Professional Services 2.4%

ASGN, Inc.*	301	20,844

BG Staffing, Inc.	790	19,576

CRA International, Inc.	459	22,376

Exponent, Inc.	390	19,625

Forrester Research, Inc.	484	22,622

Heidrick & Struggles International, Inc.	581	21,299

ICF International, Inc.	278	19,468

Insperity, Inc.	180	18,007

Kforce, Inc.	654	20,725

Korn/Ferry International	449	21,988

Mistras Group, Inc.*	1,223	21,023

Resources Connection, Inc.	1,243	20,932

TriNet Group, Inc.*	456	20,935

TrueBlue, Inc.*	835	21,084

		290,504

Real Estate Management & Development 1.8%

Consolidated-Tomoka Land Co.	354	20,539

Cushman & Wakefield PLC*	1,246	23,201

Essential Properties Realty Trust, Inc.	1,459	20,645

FRP Holdings, Inc.*	408	19,103

HFF, Inc. (Class A Stock)	549	22,180

Kennedy-Wilson Holdings, Inc.	1,059	20,746

Marcus & Millichap, Inc.*	555	20,252

Maui Land & Pineapple Co., Inc.*	1,794	20,685

Newmark Group, Inc. (Class A Stock)	2,146	18,026

RMR Group, Inc. (The) (Class A Stock)	285	18,422

Trinity Place Holdings, Inc.*	4,084	20,134

		223,933

Road & Rail 1.2%

ArcBest Corp.	515	20,734

Heartland Express, Inc.	1,046	21,704

Marten Transport Ltd.	1,048	20,415

Saia, Inc.*	328	19,782

Universal Logistics Holdings, Inc.	793	18,532

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Road & Rail 1.2% (cont’d)

US Xpress Enterprises, Inc. (Class A Stock)*	2,760	$22,715

Werner Enterprises, Inc.	624	21,129

		145,011

Semiconductors & Semiconductor Equipment 3.2%

Advanced Energy Industries, Inc.*	491	23,097

Aquantia Corp.*	2,061	20,095

Cabot Microelectronics Corp.	204	21,926

Cirrus Logic, Inc.*	576	21,565

Cohu, Inc.	1,119	21,932

Diodes, Inc.*	621	21,629

Entegris, Inc.	798	23,461

FormFactor, Inc.*	1,463	24,125

Ichor Holdings Ltd.*	1,333	24,261

Lattice Semiconductor Corp.*	3,641	21,336

MaxLinear, Inc. (Class A Stock)*	1,128	23,011

Nanometrics, Inc.*	646	20,750

NVE Corp.	246	23,503

Semtech Corp.*	460	24,536

Silicon Laboratories, Inc.*	254	22,446

SMART Global Holdings, Inc.*	714	24,483

Synaptics, Inc.*	606	23,307

Xperi Corp.	1,509	21,277

		406,740

Software 5.0%

8x8, Inc.*	1,139	22,450

A10 Networks, Inc.*	3,308	20,840

Agilysys, Inc.*	1,255	20,695

Alarm.com Holdings, Inc.*	435	22,120

Altair Engineering, Inc. (Class A Stock)*	636	20,549

Amber Road, Inc.*	2,343	20,431

American Software, Inc. (Class A Stock)	1,728	17,971

Appfolio, Inc. (Class A Stock)*	355	21,758

Blackbaud, Inc.	295	21,609

ChannelAdvisor Corp.*	1,850	19,887

CommVault Systems, Inc.*	353	20,806

Cornerstone OnDemand, Inc.*	415	22,667

Envestnet, Inc.*	396	21,637

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Software 5.0% (cont’d.)

ForeScout Technologies, Inc.*	761	$20,661

HubSpot, Inc.*	160	22,245

Imperva, Inc.*	368	20,428

j2 Global, Inc.	285	21,036

LivePerson, Inc.*	1,009	19,040

Mitek Systems, Inc.*	2,178	20,843

MobileIron, Inc.*	4,175	20,291

Monotype Imaging Holdings, Inc.	1,155	19,924

Progress Software Corp.	636	22,362

QAD, Inc. (Class A Stock)	503	21,342

Qualys, Inc.*	285	22,447

SailPoint Technologies Holding, Inc.*	845	21,995

SPS Commerce, Inc.*	225	19,177

Telaria, Inc.*	6,205	18,615

Telenav, Inc.*	4,700	19,646

Varonis Systems, Inc.*	349	20,211

Zix Corp.*	3,098	20,633

		624,316

Specialty Retail 3.1%

American Eagle Outfitters, Inc.	969	20,281

America’s Car-Mart, Inc.*	278	20,630

Asbury Automotive Group, Inc.*	303	20,943

Boot Barn Holdings, Inc.*	816	18,474

Buckle, Inc. (The)	954	18,221

Children’s Place, Inc. (The)	144	18,668

Conn’s, Inc.*	716	19,984

Five Below, Inc.*	166	17,395

Hudson Ltd. (Class A Stock)*	1,055	21,891

Lithia Motors, Inc. (Class A Stock)	246	20,384

MarineMax, Inc.*	850	18,046

Monro, Inc.	283	23,014

Murphy USA, Inc.*	259	20,984

RTW RetailWinds, Inc.*	5,376	18,010

Sally Beauty Holdings, Inc.*	950	20,055

Sleep Number Corp.*	544	20,857

Sportsman’s Warehouse Holdings, Inc.*	4,166	18,747

Tailored Brands, Inc.	894	20,473

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.0% (Continued)

Specialty Retail 3.1% (cont’d.)

Winmark Corp.	134	$19,874

Zumiez, Inc.*	966	19,050

		395,981

Technology Hardware, Storage & Peripherals 0.4%

Avid Technology, Inc.*	3,668	23,622

Immersion Corp.*	2,281	21,647

		45,269

Textiles, Apparel & Luxury Goods 1.2%

Crocs, Inc.*	805	22,379

Deckers Outdoor Corp.*	155	20,652

Fossil Group, Inc.*	1,044	20,181

G-III Apparel Group Ltd.*	500	20,040

Oxford Industries, Inc.	230	18,490

Steven Madden Ltd.	639	20,595

Superior Group of Cos., Inc.	1,089	20,016

Wolverine World Wide, Inc.	609	21,071

		163,424

Thrifts & Mortgage Finance 2.1%

Axos Financial, Inc.*	708	22,090

BSB Bancorp, Inc.*	724	23,769

Essent Group Ltd.*	513	19,781

Federal Agricultural Mortgage Corp. (Class C Stock)	290	19,157

FS Bancorp, Inc.	441	21,106

Hingham Institution for Savings	101	22,442

Merchants Bancorp	888	21,214

Meridian Bancorp, Inc.	1,288	21,059

Meta Financial Group, Inc.	818	18,699

NMI Holdings, Inc. (Class A Stock)*	1,001	19,560

Sterling Bancorp, Inc.	2,201	18,554

Walker & Dunlop, Inc.	441	20,828

WSFS Financial Corp.	476	20,025

		268,284

Tobacco 0.1%

Vector Group Ltd.	1,461	18,409

Trading Companies & Distributors 1.7%

Applied Industrial Technologies, Inc.	311	20,287

Beacon Roofing Supply, Inc.*	766	26,703

BMC Stock Holdings, Inc.*	1,270	21,603

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description			Shares	Value

COMMON STOCKS 98.0% (Continued)

Trading Companies & Distributors 1.7% (cont’d)

DXP Enterprises, Inc.*			518	$18,767

GMS, Inc.*			1,204	22,623

Lawson Products, Inc.*			651	20,051

MRC Global, Inc.*			1,285	20,213

Rush Enterprises, Inc.,

(Class A Stock)			554	21,107

(Class B Stock)			549	21,241

Systemax, Inc.			744	20,750

				213,345
Water Utilities 1.0%

American States Water Co.			318	21,331

California Water Service Group			468	21,397

Middlesex Water Co.			414	21,462

Pure Cycle Corp.*			1,900	19,950

SJW Group			323	18,101

York Water Co. (The)			645	21,362

				123,603

Wireless Telecommunication Services 0.2%

Shenandoah Telecommunications Co.			458	22,882

TOTAL LONG-TERM INVESTMENTS

(cost $12,243,940)				12,345,564

	Interest Rate	Maturity Date	Principal Amount (000)#

SHORT-TERM INVESTMENT 1.9%

TIME DEPOSIT

BNP Paribas (France) (cost $244,551)	1.540%	12/03/18	245	244,551

TOTAL INVESTMENTS 99.9%

(cost $12,488,491)				12,590,115

Other assets in excess of liabilities 0.1%				9,440

NET ASSETS 100.0%				$ 12,599,555

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.

* Non-income producing security.

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$145,956	$–	$–
Air Freight & Logistics	83,729	–	–
Auto Components	104,761	–	–
Automobiles	18,722	–	–
Banks	837,619	–	–
Beverages	79,312	–	–
Biotechnology	882,456	–	–
Building Products	245,698	–	–
Capital Markets	330,093	–	–
Chemicals	247,316	–	–
Commercial Services & Supplies	307,955	–	–
Communications Equipment	207,237	–	–
Construction & Engineering	153,362	–	–
Construction Materials	22,457	–	–
Consumer Finance	85,290	–	–
Containers & Packaging	21,533	–	–
Distributors	18,869	–	–
Diversified Consumer Services	61,672	–	–
Diversified Financial Services	20,650	–	–
Diversified Telecommunication Services	59,913	–	–
Electric Utilities	20,225	–	–
Electrical Equipment	126,438	–	–
Electronic Equipment, Instruments & Components	193,908	–	–
Energy Equipment & Services	108,970	–	–
Entertainment	61,552	–	–
Equity Real Estate Investment Trusts (REITs)	388,285	–	–
Food & Staples Retailing	63,670	–	–
Food Products	61,162	–	–
Gas Utilities	62,689	–	–
Health Care Equipment & Supplies	691,615	–	–
Health Care Providers & Services	279,530	–	–
Health Care Technology	190,368	–	–
Hotels, Restaurants & Leisure	285,565	–	–
Household Durables	232,304	–	–
Household Products	43,600	–	–
Industrial Conglomerates	19,086	–	–
Insurance	184,238	–	–
Interactive Media & Services	80,412	–	–
Internet & Direct Marketing Retail	203,894	–	–

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

IT Services	261,542	–	–
Leisure Products	115,448	–	–
Life Sciences Tools & Services	63,015	–	–
Machinery	688,993	–	–
Marine	20,501	–	–
Media	121,747	–	–
Metals & Mining	78,145	–	–
Multiline Retail	40,828	–	–
Oil, Gas & Consumable Fuels	209,820	–	–
Paper & Forest Products	97,063	–	–
Personal Products	41,803	–	–
Pharmaceuticals	432,847	–	–
Professional Services	290,504	–	–
Real Estate Management & Development	223,933	–	–
Road & Rail	145,011	–	–
Semiconductors & Semiconductor Equipment	406,740	–	–
Software	624,316	–	–
Specialty Retail	395,981	–	–
Technology Hardware, Storage & Peripherals	45,269	–	–
Textiles, Apparel & Luxury Goods	163,424	–	–
Thrifts & Mortgage Finance	268,284	–	–
Tobacco	18,409	–	–
Trading Companies & Distributors	213,345	–	–
Water Utilities	123,603	–	–
Wireless Telecommunication Services	22,882	–	–
Time Deposit	–	244,551	–

Total	$12,345,564	$244,551	$–

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS 98.2%

Aerospace & Defense 0.9%

AAR Corp.	354	$15,466

Cubic Corp.	253	15,481

Moog, Inc. (Class A Stock)	214	18,714

National Presto Industries, Inc.	129	16,574

Sparton Corp.*	1,210	17,376

Vectrus, Inc.*	699	16,937

Wesco Aircraft Holdings, Inc.*	1,545	14,708

		115,256

Air Freight & Logistics 0.3%

Atlas Air Worldwide Holdings, Inc.*	316	16,827

Hub Group, Inc. (Class A Stock)*	368	16,354

Radiant Logistics, Inc.*	2,906	15,809

		48,990

Airlines 0.2%

Hawaiian Holdings, Inc.	473	18,986

Auto Components 0.3%

Standard Motor Products, Inc.	313	16,486

Stoneridge, Inc.*	654	17,495

		33,981

Banks 19.3%

1st Constitution Bancorp	836	16,536

1st Source Corp.	356	17,216

Access National Corp.	640	16,922

ACNB Corp.	433	15,627

Allegiance Bancshares, Inc.*	438	16,613

Ames National Corp.	613	16,833

Arrow Financial Corp.	486	16,898

Atlantic Capital Bancshares, Inc.*	1,074	19,772

Banc of California, Inc.	1,006	17,303

BancFirst Corp.	293	16,355

Bancorp, Inc. (The)*	1,613	16,049

Bank of Commerce Holdings	1,340	16,214

Bank of Marin Bancorp	402	17,161

Bank of Princeton (The)	573	16,846

Bankwell Financial Group, Inc.	565	16,764

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Banks 19.3% (cont’d.)

Banner Corp.	281	$16,860

Bar Harbor Bankshares	661	17,008

Baycom Corp.*	681	15,738

BCB Bancorp, Inc.	1,423	16,663

Berkshire Hills Bancorp, Inc.	495	16,904

Blue Hills Bancorp, Inc.	721	17,117

Boston Private Financial Holdings, Inc.	1,286	16,319

Bridge Bancorp, Inc.	563	16,620

Bryn Mawr Bank Corp.	424	16,672

Byline Bancorp, Inc.*	789	16,364

C&F Financial Corp.	315	16,563

Capital City Bank Group, Inc.	675	18,171

Capstar Financial Holdings, Inc.	1,051	17,215

Carolina Financial Corp.	504	17,317

Cathay General Bancorp	441	17,450

CenterState Bank Corp.	686	17,157

Central Pacific Financial Corp.	608	17,048

Central Valley Community Bancorp	845	17,196

Chemical Financial Corp.	365	17,228

Chemung Financial Corp.	389	16,805

Civista Bancshares, Inc.	806	17,176

CNB Financial Corp.	644	17,169

Coastal Financial Corp.*	1,108	17,673

Codorus Valley Bancorp, Inc.	654	15,703

Community Bankers Trust Corp.*	1,963	16,234

Community Financial Corp. (The)	564	16,988

Community Trust Bancorp, Inc.	373	17,236

ConnectOne Bancorp, Inc.	804	16,193

County Bancorp, Inc.	814	17,420

Customers Bancorp, Inc.*	846	16,505

Eagle Bancorp, Inc.*	346	19,943

Enterprise Bancorp, Inc.	549	18,765

Enterprise Financial Services Corp.	371	16,580

Equity Bancshares, Inc. (Class A Stock)*	463	17,488

Evans Bancorp, Inc.	415	16,807

Farmers National Banc Corp.	1,235	17,315

Financial Institutions, Inc.	573	17,236

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Banks 19.3% (cont’d.)

First BanCorp	1,820	$16,471

First Bancorp, Inc.	600	17,058

First Bancorp	441	17,649

First Bancshares, Inc. (The)	469	16,518

First Bank	1,428	17,079

First Busey Corp.	601	17,243

First Business Financial Services, Inc.	840	18,018

First Community Bankshares, Inc.	491	17,072

First Financial Corp.	360	16,808

First Financial Northwest, Inc.	1,099	16,727

First Guaranty Bancshares, Inc.	748	16,591

First Internet Bancorp	675	16,774

First Merchants Corp.	409	17,194

First Midwest Bancorp, Inc.	735	17,339

First Northwest Bancorp	1,099	17,013

First of Long Island Corp. (The)	823	17,793

First Savings Financial Group, Inc.	265	15,190

First United Corp.	874	15,758

Flushing Financial Corp.	738	17,247

Franklin Financial Network, Inc.*	494	16,648

Fulton Financial Corp.	1,029	17,915

Great Southern Bancorp, Inc.	314	17,044

Great Western Bancorp, Inc.	470	17,540

Guaranty Bancorp	640	16,390

Hancock Whitney Corp.	415	16,691

Hanmi Financial Corp.	799	17,930

HarborOne Bancorp, Inc.*	938	16,631

Hilltop Holdings, Inc.	858	16,765

HomeTrust Bancshares, Inc.	621	16,140

Hope Bancorp, Inc.	1,134	17,237

Horizon Bancorp, Inc.	976	16,982

Howard Bancorp, Inc.*	1,108	17,617

IBERIABANK Corp.	226	16,893

International Bancshares Corp.	424	16,277

Lakeland Bancorp, Inc.	1,030	17,026

LCNB Corp.	1,015	16,281

MBT Financial Corp.	1,504	17,176

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Banks 19.3% (cont’d.)

Mercantile Bank Corp.	524	$16,737

Metropolitan Bank Holding Corp.*	451	16,227

Middlefield Banc Corp.	368	16,755

Midland States Bancorp, Inc.	638	16,556

MidWestOne Financial Group, Inc.	546	15,692

MVB Financial Corp.	936	17,597

National Bank Holdings Corp. (Class A Stock)	480	17,870

National Commerce Corp.*	446	18,438

Nicolet Bankshares, Inc.*	321	16,676

Northeast Bancorp	910	16,944

Northrim BanCorp, Inc.	449	16,375

OFG Bancorp	935	16,998

Ohio Valley Banc Corp.	456	16,940

Old Line Bancshares, Inc.	568	17,233

Old Second Bancorp, Inc.	1,156	16,959

Origin Bancorp, Inc.	459	17,157

Orrstown Financial Services, Inc.	781	16,104

Pacific City Financial Corp.	1,035	16,664

Pacific Mercantile Bancorp*	2,108	16,864

Pacific Premier Bancorp, Inc.*	564	17,411

Park National Corp.	181	17,309

Parke Bancorp, Inc.	851	16,160

Peapack Gladstone Financial Corp.	601	17,195

Penns Woods Bancorp, Inc.	400	17,300

Peoples Bancorp of North Carolina, Inc.	604	17,196

Peoples Bancorp, Inc.	490	17,101

Peoples Financial Services Corp.	393	16,706

Premier Financial Bancorp, Inc.	904	16,823

QCR Holdings, Inc.	454	16,730

RBB Bancorp	769	16,710

Reliant Bancorp, Inc.	766	18,016

Renasant Corp.	474	17,325

Republic Bancorp, Inc. (Class A Stock)	369	15,967

S&T Bancorp, Inc.	411	17,373

Sandy Spring Bancorp, Inc.	473	17,037

SB One Bancorp	705	17,075

Select Bancorp, Inc.*	1,390	17,570

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Banks 19.3% (cont’d.)

Shore Bancshares, Inc.	1,025	$16,400

Sierra Bancorp	600	17,040

SmartFinancial, Inc.*	814	16,809

Southern First Bancshares, Inc.*	458	17,285

Southern National Bancorp of Virginia, Inc.	1,098	17,414

Stock Yards Bancorp, Inc.	534	16,741

Summit Financial Group, Inc.	821	17,274

UMB Financial Corp.	260	17,594

United Community Banks, Inc.	655	16,932

United Security Bancshares	1,558	15,705

Unity Bancorp, Inc.	794	17,643

Univest Corp. of Pennsylvania	665	16,958

Valley National Bancorp	1,699	18,383

Veritex Holdings, Inc.*	716	18,394

Washington Trust Bancorp, Inc.	326	17,148

WesBanco, Inc.	405	17,609

		2,413,799

Biotechnology 1.9%
Acorda Therapeutics, Inc.*	916	18,714

Adverum Biotechnologies, Inc.*	4,544	16,313

AgeX Therapeutics, Inc.*	1,003	5,416

AMAG Pharmaceuticals, Inc.*	938	16,931

Ardelyx, Inc.*	5,715	15,545

BioTime, Inc.*	10,035	14,350

Calithera Biosciences, Inc.*	3,345	16,491

Catalyst Biosciences, Inc.*	1,576	16,832

Chimerix, Inc.*	5,269	17,335

Five Prime Therapeutics, Inc.*	1,501	19,273

Myriad Genetics, Inc.*	569	18,345

OPKO Health, Inc.*	4,526	16,927

PDL BioPharma, Inc.*	5,936	18,224

Spero Therapeutics, Inc.*	1,995	16,319

		227,015

Building Products 0.8%
Apogee Enterprises, Inc.	449	16,366

Armstrong Flooring, Inc.*	1,085	16,969

Gibraltar Industries, Inc.*	514	18,586

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Building Products 0.8% (cont’d.)

Griffon Corp.	1,395	$16,963

Quanex Building Products Corp.	1,089	17,195

Universal Forest Products, Inc.	609	16,845

		102,924

Capital Markets 1.8%

Arlington Asset Investment Corp. (Class A Stock)	1,998	17,163

B. Riley Financial, Inc.	945	17,171

Blucora, Inc.*	574	17,771

BrightSphere Investment Group PLC	1,314	17,305

Donnelley Financial Solutions, Inc.*	996	16,593

Federated Investors, Inc. (Class B Stock)	670	17,742

GAMCO Investors, Inc. (Class A Stock)	841	18,132

Greenhill & Co., Inc.	769	18,095

Oppenheimer Holdings, Inc. (Class A Stock)	560	15,966

Piper Jaffray Cos.	238	16,986

Stifel Financial Corp.	354	17,088

Virtus Investment Partners, Inc.	165	15,675

Waddell & Reed Financial, Inc. (Class A Stock)	861	17,530

		223,217

Chemicals 1.3%

AdvanSix, Inc.*	631	18,116

Hawkins, Inc.	435	18,157

Innophos Holdings, Inc.	570	15,812

Innospec, Inc.	229	16,886

Minerals Technologies, Inc.	303	17,053

PolyOne Corp.	513	17,247

PQ Group Holdings, Inc.*	1,114	17,100

Stepan Co.	200	16,164

Trecora Resources*	1,856	17,261

Tredegar Corp.	1,054	17,560

		171,356

Commercial Services & Supplies 2.4%

ACCO Brands Corp.	2,050	16,646

Brady Corp. (Class A Stock)	411	17,903

BrightView Holdings, Inc.*	1,256	15,826

CECO Environmental Corp.*	2,164	17,983

Ennis, Inc.	855	16,698

Heritage-Crystal Clean, Inc.*	696	19,495

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Commercial Services & Supplies 2.4% (cont’d.)

Herman Miller, Inc.	506	$17,133

Kimball International, Inc. (Class B Stock)	1,055	16,099

Knoll, Inc.	879	17,026

LSC Communications, Inc.	1,624	16,272

Matthews International Corp. (Class A Stock)	396	16,683

Multi-Color Corp.	369	16,384

PICO Holdings, Inc.*	1,563	15,239

Quad/Graphics, Inc.	1,000	16,380

SP Plus Corp.*	538	16,307

Steelcase, Inc. (Class A Stock)	1,023	16,573

Tetra Tech, Inc.	253	15,423

VSE Corp.	560	16,313

		300,383

Communications Equipment 1.4%

Applied Optoelectronics, Inc.*	859	17,687

Calix, Inc.*	1,659	16,009

Ciena Corp.*	505	16,473

Comtech Telecommunications Corp.	623	15,911

DASAN Zhone Solutions, Inc.*	1,219	15,847

Harmonic, Inc.*	2,886	16,219

Infinera Corp.*	3,705	15,969

InterDigital, Inc.	229	17,235

KVH Industries, Inc.*	1,526	17,198

NetScout Systems, Inc.*	640	17,139

Ribbon Communications, Inc.*	2,543	13,580

		179,267

Construction & Engineering 1.1%

Aegion Corp. (Class A Stock)*	866	16,541

EMCOR Group, Inc.	229	16,685

IES Holdings, Inc.*	980	17,209

Northwest Pipe Co.*	678	15,994

Orion Group Holdings, Inc.*	3,894	16,978

Primoris Services Corp.	719	17,364

Sterling Construction Co., Inc.*	1,295	16,667

Tutor Perini Corp.*	985	18,331

		135,769

Construction Materials 0.1%

United States Lime & Minerals, Inc.	226	16,878

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Consumer Finance 0.5%

EZCORP, Inc. (Class A Stock)*	1,836	$17,479

Nelnet, Inc. (Class A Stock)	318	17,315

Regional Management Corp.*	600	16,296

		51,090

Containers & Packaging 0.4%

Greif, Inc.,

(Class A Stock)	345	17,688

(Class B Stock)	330	17,421

UFP Technologies, Inc.*	484	17,564

		52,673

Distributors 0.2%

Core-Mark Holding Co., Inc.	589	15,479

Weyco Group, Inc.	504	16,692

		32,171

Diversified Consumer Services 0.4%

American Public Education, Inc.*	513	16,231

K12, Inc.*	729	17,394

Laureate Education, Inc. (Class A Stock)*	1,058	15,606

		49,231

Diversified Financial Services 0.3%

Banco Latinoamericano de Comercio Exterior SA	958	16,765

FGL Holdings*	2,178	17,446

		34,211

Diversified Telecommunication Services 0.2%

Consolidated Communications Holdings, Inc.	1,291	17,764

Electric Utilities 1.0%

ALLETE, Inc.	218	17,741

El Paso Electric Co.	289	15,996

IDACORP, Inc.	171	16,799

MGE Energy, Inc.	269	17,778

Otter Tail Corp.	354	17,318

PNM Resources, Inc.	413	17,850

Portland General Electric Co.	360	17,334

		120,816

Electrical Equipment 0.7%

AZZ, Inc.	360	17,186

Encore Wire Corp.	343	17,136

EnerSys	198	17,299

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Electrical Equipment 0.7% (cont’d.)

Powell Industries, Inc.	533	$16,294

Preformed Line Products Co.	253	16,232

		84,147

Electronic Equipment, Instruments & Components 3.1%

Anixter International, Inc.*	248	15,862

AVX Corp.	1,045	17,232

Bel Fuse, Inc. (Class B Stock)	660	14,857

Belden, Inc.	319	17,794

Benchmark Electronics, Inc.	724	17,260

CTS Corp.	618	17,928

Insight Enterprises, Inc.*	373	16,628

KEMET Corp.	876	17,940

Kimball Electronics, Inc.*	966	17,040

Knowles Corp.*	1,199	18,273

Methode Electronics, Inc.	589	17,847

MTS Systems Corp.	354	18,213

Park Electrochemical Corp.	945	16,830

PC Connection, Inc.	546	17,112

Plexus Corp.*	295	18,007

Sanmina Corp.*	683	18,468

ScanSource, Inc.*	418	15,901

SYNNEX Corp.	219	17,682

Tech Data Corp.*	231	20,778

TTM Technologies, Inc.*	1,408	16,741

Vishay Intertechnology, Inc.	929	19,370

Vishay Precision Group, Inc.*	503	17,067

		384,830

Energy Equipment & Services 1.6%

Archrock, Inc.	1,620	16,524

Basic Energy Services, Inc.*	2,371	14,890

Bristow Group, Inc.*	2,134	8,365

Diamond Offshore Drilling, Inc.*	1,223	15,410

Era Group, Inc.*	1,503	15,120

Exterran Corp.*	726	16,335

Helix Energy Solutions Group, Inc.*	2,200	18,040

KLX Energy Services Holdings, Inc.*	565	11,407

Matrix Service Co.*	803	16,413

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Energy Equipment & Services 1.6% (cont’d.)

Natural Gas Services Group, Inc.*	825	$16,277

NCS Multistage Holdings, Inc.*	2,269	16,564

SEACOR Holdings, Inc.*	351	14,581

Unit Corp.*	773	16,078

		196,004

Entertainment 0.4%

Marcus Corp. (The)	411	17,451

Reading International, Inc. (Class A Stock)*	1,119	17,087

Rosetta Stone, Inc.*	955	15,958

		50,496

Equity Real Estate Investment Trusts (REITs) 8.0%

American Assets Trust, Inc.	430	17,897

Armada Hoffler Properties, Inc.	1,100	16,731

Ashford Hospitality Trust, Inc.	3,338	16,523

Bluerock Residential Growth REIT, Inc. (Class A Stock)	1,795	16,334

Braemar Hotels & Resorts, Inc.	1,728	16,416

BRT Apartments Corp.	1,434	16,362

CatchMark Timber Trust, Inc. (Class A Stock)	1,853	15,361

CBL & Associates Properties, Inc.	5,456	14,240

Cedar Realty Trust, Inc.	4,311	15,476

Chatham Lodging Trust	849	16,972

Chesapeake Lodging Trust	573	16,944

City Office REIT, Inc.	1,510	16,520

Community Healthcare Trust, Inc.	559	17,631

CoreCivic, Inc.	743	16,309

CorEnergy Infrastructure Trust, Inc.	471	17,074

CorePoint Lodging, Inc.	1,111	15,632

Cousins Properties, Inc.	1,969	16,638

DiamondRock Hospitality Co.	1,619	17,064

First Industrial Realty Trust, Inc.	530	16,992

Franklin Street Properties Corp.	2,178	16,771

Front Yard Residential Corp.	1,993	17,957

GEO Group, Inc. (The)	744	17,291

Getty Realty Corp.	598	18,293

Gladstone Commercial Corp.	865	16,556

Global Medical REIT, Inc.	1,799	17,037

Global Net Lease, Inc.	793	16,011

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Equity Real Estate Investment Trusts (REITs) 8.0% (cont’d.)

Government Properties Income Trust	1,859	$16,359

Hersha Hospitality Trust (Class A Stock)	934	17,839

InfraREIT, Inc.	796	18,228

Investors Real Estate Trust	3,105	16,550

Kite Realty Group Trust	1,040	17,170

Lexington Realty Trust	2,004	17,595

LTC Properties, Inc.	370	17,183

Mack-Cali Realty Corp.	823	17,826

MedEquities Realty Trust, Inc.	2,045	13,988

Monmouth Real Estate Investment Corp.	1,119	15,588

National Health Investors, Inc.	224	17,468

National Storage Affiliates Trust	620	17,341

New Senior Investment Group, Inc.	3,116	16,546

NorthStar Realty Europe Corp.	1,020	16,687

One Liberty Properties, Inc.	636	16,803

Pennsylvania Real Estate Investment Trust	1,853	15,176

Piedmont Office Realty Trust, Inc. (Class A Stock)	911	16,881

PS Business Parks, Inc.	124	17,486

QTS Realty Trust, Inc. (Class A Stock)	423	17,170

RLJ Lodging Trust	844	17,167

Sabra Health Care REIT, Inc.	798	15,393

Safety Income & Growth, Inc.	914	18,042

Spirit MTA REIT	1,546	15,043

Summit Hotel Properties, Inc.	1,463	16,312

Sunstone Hotel Investors, Inc.	1,131	17,259

Tier REIT, Inc.	728	17,137

UMH Properties, Inc.	1,269	16,535

Universal Health Realty Income Trust	255	17,904

Urban Edge Properties	809	16,131

Urstadt Biddle Properties, Inc. (Class A Stock)	824	16,958

Washington Prime Group, Inc.	2	15,362

Washington Real Estate Investment Trust	591	15,933

Whitestone REIT (Class B Stock)	1,198	16,868

Xenia Hotels & Resorts, Inc.	834	16,947

		1,001,907

Food & Staples Retailing 1.4%

Andersons, Inc. (The)	516	17,059

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Food & Staples Retailing 1.4% (Cont’d.)

BJ’s Wholesale Club Holdings, Inc.*	743	$17,356

Ingles Markets, Inc. (Class A Stock)	511	14,865

Natural Grocers by Vitamin Cottage, Inc.*	1,001	18,949

Rite Aid Corp.*	12,969	14,396

Smart & Final Stores, Inc.*	3,345	21,207

SpartanNash Co.	958	17,963

United Natural Foods, Inc.*	698	15,084

Village Super Market, Inc. (Class A Stock)	621	16,947

Weis Markets, Inc.	355	16,259

		170,085

Food Products 1.0%

Alico, Inc.	509	16,822

Darling Ingredients, Inc.*	798	17,460

Fresh Del Monte Produce, Inc.	531	17,868

Hostess Brands, Inc. (Class A Stock)*	1,508	17,568

Lancaster Colony Corp.	94	16,950

Landec Corp.*	1,171	18,045

Seneca Foods Corp. (Class A Stock)*	509	17,036

		121,749

Gas Utilities 0.8%

Chesapeake Utilities Corp.	205	17,638

New Jersey Resources Corp.	354	17,180

ONE Gas, Inc.	205	17,443

South Jersey Industries, Inc.	535	16,692

Southwest Gas Holdings, Inc.	199	15,675

Spire, Inc.	221	17,439

		102,067

Health Care Equipment & Supplies 1.9%

AngioDynamics, Inc.*	799	17,171

Anika Therapeutics, Inc.*	475	16,364

Avanos Medical, Inc.*	340	16,221

CONMED Corp.	246	16,718

FONAR Corp.*	758	16,699

Integer Holdings Corp.*	203	17,982

Invacare Corp.	2,368	13,024

Lantheus Holdings, Inc.*	1,134	21,263

LivaNova PLC*	146	14,774

Meridian Bioscience, Inc.	864	16,364

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Health Care Equipment & Supplies 1.9% (cont’d.)

Orthofix Medical, Inc.*	283	$17,051

RTI Surgical, Inc.*	3,746	15,621

SeaSpine Holdings Corp.*	983	19,326

Utah Medical Products, Inc.	195	18,504

		237,082

Health Care Providers & Services 0.8%

Civitas Solutions, Inc.*	1,164	16,156

Magellan Health, Inc.*	270	14,720

National HealthCare Corp.	209	17,441

Owens & Minor, Inc.	1,826	13,932

Surgery Partners, Inc.*	1,203	17,263

Triple-S Management Corp. (Class B Stock)*	850	16,218

		95,730

Health Care Technology 0.6%

Allscripts Healthcare Solutions, Inc.*	1,659	16,938

Computer Programs & Systems, Inc.	650	17,342

HMS Holdings Corp.*	469	16,762

NextGen Healthcare, Inc.*	1,088	19,094

		70,136

Hotels, Restaurants & Leisure 1.6%

BBX Capital Corp. (Class A Stock)	2,728	18,332

Biglari Holdings, Inc.,

(Class A Stock)*	23	16,071

(Class B Stock)*	116	16,594

Carrols Restaurant Group, Inc.*	1,480	16,310

Century Casinos, Inc.*	2,411	17,986

Del Taco Restaurants, Inc.*	1,498	16,044

J Alexander’s Holdings, Inc.*	1,753	17,916

Jack in the Box, Inc.	209	18,536

Monarch Casino & Resort, Inc.*	440	17,600

RCI Hospitality Holdings, Inc.	645	16,138

Red Robin Gourmet Burgers, Inc.*	488	16,929

Speedway Motorsports, Inc.	1,041	18,093

		206,549

Household Durables 1.8%

Bassett Furniture Industries, Inc.	858	18,044

Beazer Homes USA, Inc.*	2,026	22,813

Flexsteel Industries, Inc.	679	16,853

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Household Durables 1.8% (cont’d.)

Green Brick Partners, Inc.*	1,949	$16,177

Helen of Troy Ltd.*	125	17,879

Hooker Furniture Corp.	568	17,114

KB Home	815	17,205

La-Z-Boy, Inc.	586	17,129

Lifetime Brands, Inc.	1,635	19,522

MDC Holdings, Inc.	590	17,376

Meritage Homes Corp.*	453	17,327

Taylor Morrison Home Corp. (Class A Stock)*	1,048	17,722

Tupperware Brands Corp.	461	17,500

		232,661

Household Products 0.4%

Central Garden & Pet Co.*	529	17,907

Central Garden & Pet Co. (Class A Stock)*	576	17,913

Oil-Dri Corp. of America	524	15,400

		51,220

Independent Power and Renewable Electricity Producers 0.4%

Atlantic Power Corp.*	7,878	17,253

Clearway Energy, Inc.,

(Class A Stock)	874	15,758

(Class C Stock)	859	15,685

		48,696

Insurance 3.7%

Ambac Financial Group, Inc.*	909	15,889

American Equity Investment Life Holding Co.	495	16,894

AMERISAFE, Inc.	261	16,858

Argo Group International Holdings Ltd.	258	17,884

CNO Financial Group, Inc.	883	16,159

Crawford & Co. (Class B Stock)	1,833	16,644

EMC Insurance Group, Inc.	691	22,098

Employers Holdings, Inc.	370	16,631

Enstar Group Ltd.*	96	16,912

FBL Financial Group, Inc. (Class A Stock)	236	16,598

FedNat Holding Co.	730	15,972

Genworth Financial, Inc. (Class A Stock)*	3,673	17,116

Global Indemnity Ltd.	499	17,096

Hallmark Financial Services, Inc.*	1,553	17,704

Heritage Insurance Holdings, Inc.	1,035	16,612

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Insurance 3.7% (cont’d.)

Horace Mann Educators Corp.	423	$17,038

Independence Holding Co.	438	16,859

Investors Title Co.	93	17,305

MBIA, Inc.*	1,834	17,075

National General Holdings Corp.	608	16,142

National Western Life Group, Inc. (Class A Stock)	59	18,125

NI Holdings, Inc.*	1,098	17,381

Protective Insurance Corp. (Class B Stock)	743	15,521

Safety Insurance Group, Inc.	195	17,125

State Auto Financial Corp.	516	18,060

Third Point Reinsurance Ltd.*	1,641	16,935

Tiptree, Inc.	2,979	16,325

		460,958

Internet & Direct Marketing Retail 0.3%

Lands’ End, Inc.*	943	20,020

Liberty Expedia Holdings, Inc. (Class A Stock)*	406	17,015

		37,035

IT Services 1.2%

CACI International, Inc. (Class A Stock)*	94	15,502

CSG Systems International, Inc.	458	16,062

Information Services Group, Inc.*	4,131	17,144

ManTech International Corp. (Class A Stock)	288	16,214

Perficient, Inc.*	670	16,958

Perspecta, Inc.	739	15,600

Presidio, Inc.	1,256	17,684

Sykes Enterprises, Inc.*	586	16,185

Travelport Worldwide Ltd.	1,124	17,175

		148,524

Leisure Products 0.6%

Acushnet Holdings Corp.	675	15,424

Clarus Corp.	1,473	16,674

Escalade, Inc.	1,410	16,708

Johnson Outdoors, Inc. (Class A Stock)	234	16,684

Vista Outdoor, Inc.*	1,219	13,897

		79,387

Life Sciences Tools & Services 0.3%

Harvard Bioscience, Inc.*	4,215	16,649

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Life Sciences Tools & Services 0.3% (cont’d.)

Syneos Health, Inc. (Class A Stock)*	336	$17,378

		34,027

Machinery 4.3%

Alamo Group, Inc.	194	16,065

Altra Industrial Motion Corp.	513	16,185

Astec Industries, Inc.	481	17,157

Barnes Group, Inc.	296	17,775

Blue Bird Corp.*	884	16,911

CIRCOR International, Inc.*	511	16,914

Columbus McKinnon Corp.	466	16,217

Eastern Co. (The)	609	16,626

ESCO Technologies, Inc.	269	18,905

Federal Signal Corp.	725	17,008

Gencor Industries, Inc.*	1,455	16,485

Global Brass & Copper Holdings, Inc.	544	17,609

Gorman-Rupp Co. (The)	475	15,903

Graham Corp.	656	16,348

Greenbrier Cos., Inc. (The)	356	17,412

Hurco Cos., Inc.	408	15,590

Hyster-Yale Materials Handling, Inc.	271	17,742

Kennametal, Inc.	439	18,359

LB Foster Co. (Class A Stock)*	796	15,403

Lydall, Inc.*	699	15,469

Manitowoc Co., Inc. (The)*	903	17,834

Milacron Holdings Corp.*	1,211	17,257

Miller Industries, Inc.	635	17,818

Mueller Water Products, Inc. (Class A Stock)	1,543	16,248

Park-Ohio Holdings Corp.	461	16,624

REV Group, Inc.	1,496	18,251

Rexnord Corp.*	591	16,731

SPX FLOW, Inc.*	459	17,226

Standex International Corp.	215	17,136

Titan International, Inc.	2,429	15,813

TriMas Corp.*	573	16,634

Watts Water Technologies, Inc. (Class A Stock)	229	16,891

		540,546

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Marine 0.6%

Costamare, Inc.	3,205	$16,987

Genco Shipping & Trading Ltd.*	1,669	13,936

Safe Bulkers, Inc.*	7,460	14,845

Scorpio Bulkers, Inc.	2,891	17,664

		63,432

Media 1.9%

Emerald Expositions Events, Inc.	1,476	17,269

Entercom Communications Corp. (Class A Stock)	2,371	15,483

Entravision Communications Corp. (Class A Stock)	4,670	15,084

Gannett Co., Inc.	1,715	17,785

Gray Television, Inc.*	859	15,883

Hemisphere Media Group, Inc. (Class A Stock)*	1,216	16,866

Liberty Latin America Ltd.,

(Class A Stock)*	909	16,589

(Class C Stock)*	911	16,844

Meredith Corp.	296	16,949

MSG Networks, Inc. (Class A Stock)*	660	17,675

Saga Communications, Inc. (Class A Stock)	463	17,177

Scholastic Corp.	368	17,005

Sinclair Broadcast Group, Inc. (Class A Stock)	539	16,952

TEGNA, Inc.	1,341	17,822

WideOpenWest, Inc.*	1,569	14,654

		250,037

Metals & Mining 1.1%

Commercial Metals Co.	869	16,746

Haynes International, Inc.	536	17,672

Materion Corp.	303	16,023

Olympic Steel, Inc.	865	15,881

Schnitzer Steel Industries, Inc. (Class A Stock)	619	17,338

Synalloy Corp.	1,019	16,416

TimkenSteel Corp.*	1,494	16,494

Warrior Met Coal, Inc.	671	15,903

Worthington Industries, Inc.	398	16,485

		148,958

Mortgage Real Estate Investment Trusts (REITs) 2.4%

AG Mortgage Investment Trust, Inc.	931	16,907

Anworth Mortgage Asset Corp.	3,849	17,282

Apollo Commercial Real Estate Finance, Inc.	898	17,008

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Mortgage Real Estate Investment Trusts (REITs) 2.4% (cont’d.)

Ares Commercial Real Estate Corp.	1,159	$16,551

Cherry Hill Mortgage Investment Corp.	894	16,995

Colony Credit Real Estate, Inc.	861	14,611

Dynex Capital, Inc.	2,805	16,914

Exantas Capital Corp.	1,546	17,269

Great Ajax Corp.	1,245	16,098

Invesco Mortgage Capital, Inc.	1,105	17,260

KKR Real Estate Finance Trust, Inc.	823	16,048

Ladder Capital Corp. (Class A Stock)	956	16,873

New York Mortgage Trust, Inc.	2,759	17,106

PennyMac Mortgage Investment Trust	816	17,177

Ready Capital Corp.	1,139	16,971

Redwood Trust, Inc.	1,014	16,924

TPG RE Finance Trust, Inc.	840	16,556

Western Asset Mortgage Capital Corp.	1,663	16,780

		301,330

Multiline Retail 0.2%

Big Lots, Inc.	389	16,945

Dillard’s, Inc. (Class A Stock)	219	15,196

		32,141

Oil, Gas & Consumable Fuels 3.2%

Adams Resources & Energy, Inc.	431	17,455

Arch Coal, Inc. (Class A Stock)	179	14,547

Ardmore Shipping Corp.*	2,443	14,389

Bonanza Creek Energy, Inc.*	610	16,183

Clean Energy Fuels Corp.*	7,114	15,864

Delek US Holdings, Inc.	444	17,667

DHT Holdings, Inc.	3,490	15,775

Dorian LPG Ltd.*	2,241	15,754

Eclipse Resources Corp.*	12,969	14,525

GasLog Ltd.	805	16,712

Gulfport Energy Corp.*	1,806	15,387

Hallador Energy Co.	2,701	15,558

Laredo Petroleum, Inc.*	3,180	13,897

Midstates Petroleum Co., Inc.*	1,929	16,030

Overseas Shipholding Group, Inc. (Class A Stock)*	8,066	17,261

Par Pacific Holdings, Inc.*	1,034	17,495

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Oil, Gas & Consumable Fuels 3.2% (cont’d.)

Peabody Energy Corp.	476	$14,823

Renewable Energy Group, Inc.*	671	18,083

REX American Resources Corp.*	233	16,214

SandRidge Energy, Inc.*	1,614	15,817

SemGroup Corp. (Class A Stock)	936	15,191

Ship Finance International Ltd.	1,359	17,640

SilverBow Resources, Inc.*	605	14,804

Teekay Tankers Ltd. (Class A Stock)	14,790	16,713

World Fuel Services Corp.	585	15,087

		398,871

Paper & Forest Products 0.8%

Clearwater Paper Corp.*	658	20,273

Louisiana-Pacific Corp.	714	16,322

Neenah, Inc.	235	16,187

PH Glatfelter Co.	1,233	15,721

Schweitzer-Mauduit International, Inc.	544	15,509

Verso Corp. (Class A Stock)*	639	16,116

		100,128

Personal Products 0.3%

Edgewell Personal Care Co.*	365	15,257

Nature’s Sunshine Products, Inc.*	1,915	17,618

		32,875

Pharmaceuticals 0.5%

Akorn, Inc.*	2,505	17,184

Aratana Therapeutics, Inc.*	2,650	17,225

Mallinckrodt PLC*	534	12,704

Prestige Consumer Healthcare, Inc.*	431	16,731

		63,844

Professional Services 1.5%

CBIZ, Inc.*	773	16,303

CRA International, Inc.	378	18,427

FTI Consulting, Inc.*	250	17,562

GP Strategies Corp.*	1,199	15,875

ICF International, Inc.	228	15,967

InnerWorkings, Inc.*	3,603	15,205

Kelly Services, Inc. (Class A Stock)	724	16,594

Mistras Group, Inc.*	1,003	17,242

Navigant Consulting, Inc.	734	18,805

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Professional Services 1.5% (cont’d.)

Resources Connection, Inc.	1,020	$17,177

TrueBlue, Inc.*	685	17,296

		186,453

Real Estate Management & Development 1.0%

Altisource Portfolio Solutions SA*	738	17,520

Consolidated-Tomoka Land Co.	290	16,826

Cushman & Wakefield PLC*	1,023	19,048

Forestar Group, Inc.*	1,099	17,628

FRP Holdings, Inc.*	335	15,685

Kennedy-Wilson Holdings, Inc.	869	17,024

Stratus Properties, Inc.*	629	17,084

		120,815

Road & Rail 0.3%

Covenant Transportation Group, Inc. (Class A Stock)*	711	16,197

Werner Enterprises, Inc.	513	17,370

		33,567

Semiconductors & Semiconductor Equipment 1.3%

Alpha & Omega Semiconductor Ltd.*	1,643	18,106

Amkor Technology, Inc.*	2,589	17,735

Cirrus Logic, Inc.*	474	17,747

Cohu, Inc.	918	17,993

Diodes, Inc.*	510	17,763

Photronics, Inc.*	1,801	17,470

Rambus, Inc.*	2,009	17,518

Synaptics, Inc.*	498	19,153

Xperi Corp.	1,239	17,470

		160,955

Software 0.8%

Agilysys, Inc.*	1,030	16,985

Avaya Holdings Corp.*	1,059	16,489

MicroStrategy, Inc. (Class A Stock)*	134	17,372

Monotype Imaging Holdings, Inc.	949	16,370

Telenav, Inc.*	3,858	16,126

Verint Systems, Inc.*	378	17,173

		100,515

Specialty Retail 4.0%

Aaron’s, Inc.	344	16,099

American Eagle Outfitters, Inc.	795	16,639

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Specialty Retail 4.0% (cont’d.)

America’s Car-Mart, Inc.*	229	$16,994

Ascena Retail Group, Inc.*	4,033	12,180

Barnes & Noble Education, Inc.*	2,733	18,229

Bed Bath & Beyond, Inc.	1,218	15,688

Buckle, Inc. (The)	783	14,955

Caleres, Inc.	460	13,906

Cato Corp. (The) (Class A Stock)	919	13,886

Chico’s FAS, Inc.	2,169	11,713

Citi Trends, Inc.	646	13,243

Conn’s, Inc.*	589	16,439

Container Store Group, Inc. (The)*	2,745	14,905

Express, Inc.*	1,879	11,725

Francesca’s Holdings Corp.*	5,715	11,373

GameStop Corp. (Class A Stock)	1,214	16,583

Genesco, Inc.*	376	15,702

Group 1 Automotive, Inc.	294	16,523

Guess?, Inc.	778	18,516

Haverty Furniture Cos., Inc.	790	16,187

Hibbett Sports, Inc.*	883	13,678

J. Jill, Inc.*	3,145	19,405

Lithia Motors, Inc. (Class A Stock)	201	16,655

MarineMax, Inc.*	699	14,840

Murphy USA, Inc.*	213	17,257

Office Depot, Inc.	5,251	16,961

Pier 1 Imports, Inc.	10,808	15,564

Rent-A-Center, Inc.*	1,169	17,161

Sally Beauty Holdings, Inc.*	780	16,466

Shoe Carnival, Inc.	416	15,779

Sonic Automotive, Inc. (Class A Stock)	944	14,906

Zumiez, Inc.*	794	15,658

		495,815

Technology Hardware, Storage & Peripherals 0.4%

Avid Technology, Inc.*	3,010	19,384

Electronics For Imaging, Inc.*	599	16,580

Stratasys Ltd.*	731	15,636

		51,600

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Textiles, Apparel & Luxury Goods 0.6%

Culp, Inc.	769	$15,757

Fossil Group, Inc.*	858	16,585

G-III Apparel Group Ltd.*	411	16,473

Movado Group, Inc.	423	15,922

Rocky Brands, Inc.	610	15,793

		80,530

Thrifts & Mortgage Finance 4.5%

BankFinancial Corp.	1,174	17,528

Bridgewater Bancshares, Inc.*	1,459	17,639

BSB Bancorp, Inc.*	595	19,534

Dime Community Bancshares, Inc.	1,030	18,797

Entegra Financial Corp.*	734	16,985

ESSA Bancorp, Inc.	1,044	16,756

Essent Group Ltd.*	421	16,234

First Defiance Financial Corp.	611	17,218

FS Bancorp, Inc.	363	17,373

Home Bancorp, Inc.	434	16,483

HomeStreet, Inc.*	643	17,117

Luther Burbank Corp.	1,716	17,846

Malvern Bancorp, Inc.*	868	18,141

Meridian Bancorp, Inc.	1,056	17,266

MGIC Investment Corp.*	1,371	16,054

NMI Holdings, Inc. (Class A Stock)*	821	16,042

Ocwen Financial Corp.*	6,268	13,225

OP Bancorp*	1,625	15,763

PCSB Financial Corp.	880	17,494

PennyMac Financial Services, Inc.*	815	16,716

Provident Bancorp, Inc.*	684	18,591

Provident Financial Services, Inc.	668	17,154

Prudential Bancorp, Inc.	961	17,058

Radian Group, Inc.	865	15,916

Riverview Bancorp, Inc.	1,990	16,199

SI Financial Group, Inc.	1,263	17,189

Southern Missouri Bancorp, Inc.	501	18,201

Sterling Bancorp, Inc.	1,806	15,225

Territorial Bancorp, Inc.	609	16,961

Timberland Bancorp, Inc.	568	16,074

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS 98.2% (Continued)

Thrifts & Mortgage Finance 4.5% (cont’d.)

United Community Financial Corp.	1,799	$17,216

Walker & Dunlop, Inc.	363	17,144

WSFS Financial Corp.	391	16,449

		559,588

Tobacco 0.2%

Universal Corp.	248	15,723

Vector Group Ltd.	1,200	15,120

		30,843

Trading Companies & Distributors 2%

Aircastle Ltd.	885	16,505

Beacon Roofing Supply, Inc.*	629	21,927

BMC Stock Holdings, Inc.*	1,043	17,741

DXP Enterprises, Inc.*	425	15,398

Foundation Building Materials, Inc.*	1,785	17,457

GATX Corp.	221	18,456

Lawson Products, Inc.*	535	16,478

Rush Enterprises, Inc.

(Class A Stock)	454	17,297

(Class B Stock)	450	17,411

Textainer Group Holdings Ltd.*	1,443	16,089

Titan Machinery, Inc.*	1,170	20,510

Triton International Ltd.	486	16,563

Veritiv Corp.*	528	16,025

Willis Lease Finance Corp.*	449	16,541

		244,398

Water Utilities 0.9%

American States Water Co.	260	17,441

AquaVenture Holdings Ltd.*	894	16,789

Artesian Resources Corp. (Class A Stock)	458	16,653

Connecticut Water Service, Inc.	243	16,908

Consolidated Water Co. Ltd.	1,258	15,586

Middlesex Water Co.	340	17,626

SJW Group	265	14,851

		115,854

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Description			Shares	Value

COMMON STOCKS 98.2% (Continued)

Wireless Telecommunication Services 0.1%

Spok Holdings, Inc.			1,144	$16,668

TOTAL LONG-TERM INVESTMENTS

(cost $12,288,734)				12,288,830

	Interest Rate	Maturity Date	Principal Amount (000)#

SHORT-TERM INVESTMENT 1.7%
TIME DEPOSIT

BNP Paribas (France) (cost $204,427)	1.540%	12/03/18	204	204,427

TOTAL INVESTMENTS 99.9%

(cost $12,493,161)				12,493,257

Other assets in excess of liabilities 0.1%				13,248

NET ASSETS 100.0%				$ 12,506,505

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.

* Non-income producing security.

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$115,256	$–	$–
Air Freight & Logistics	48,990	–	–
Airlines	18,986	–	–
Auto Components	33,981	–	–
Banks	2,413,799	–	–
Biotechnology	227,015	–	–
Building Products	102,924	–	–
Capital Markets	223,217	–	–
Chemicals	171,356	–	–
Commercial Services & Supplies	300,383	–	–
Communications Equipment	179,267	–	–
Construction & Engineering	135,769	–	–
Construction Materials	16,878	–	–
Consumer Finance	51,090	–	–
Containers & Packaging	52,673	–	–
Distributors	32,171	–	–
Diversified Consumer Services	49,231	–	–
Diversified Financial Services	34,211	–	–
Diversified Telecommunication Services	17,764	–	–
Electric Utilities	120,816	–	–
Electrical Equipment	84,147	–	–
Electronic Equipment, Instruments & Components	384,830	–	–
Energy Equipment & Services	196,004	–	–
Entertainment	50,496	–	–
Equity Real Estate Investment Trusts (REITs)	1,001,907	–	–
Food & Staples Retailing	170,085	–	–
Food Products	121,749	–	–
Gas Utilities	102,067	–	–
Health Care Equipment & Supplies	237,082	–	–
Health Care Providers & Services	95,730	–	–
Health Care Technology	70,136	–	–
Hotels, Restaurants & Leisure	206,549	–	–
Household Durables	232,661	–	–
Household Products	51,220	–	–
Independent Power and Renewable Electricity Producers	48,696	–	–
Insurance	460,958	–	–
Internet & Direct Marketing Retail	37,035	–	–
IT Services	148,524	–	–

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of November 30, 2018 (unaudited) (continued)

Leisure Products	79,387	–	–
Life Sciences Tools & Services	34,027	–	–
Machinery	540,546	–	–
Marine	63,432	–	–
Media	250,037	–	–
Metals & Mining	148,958	–	–
Mortgage Real Estate Investment Trusts (REITs)	301,330	–	–
Multiline Retail	32,141	–	–
Oil, Gas & Consumable Fuels	398,871	–	–
Paper & Forest Products	100,128	–	–
Personal Products	32,875	–	–
Pharmaceuticals	63,844	–	–
Professional Services	186,453	–	–
Real Estate Management & Development	120,815	–	–
Road & Rail	33,567	–	–
Semiconductors & Semiconductor Equipment	160,955	–	–
Software	100,515	–	–
Specialty Retail	495,815	–	–
Technology Hardware, Storage & Peripherals	51,600	–	–
Textiles, Apparel & Luxury Goods	80,530	–	–
Thrifts & Mortgage Finance	559,588	–	–
Tobacco	30,843	–	–
Trading Companies & Distributors	244,398	–	–
Water Utilities	115,854	–	–
Wireless Telecommunication Services	16,668	–	–
Time Deposit	–	204,427	–

Total	$12,288,830	$204,427	$–

PGIM QMA Strategic Alpha ETF

Notes to Schedules of Investments

as of November 30, 2018 (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy in accordance with the Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the

PGIM QMA Strategic Alpha ETF

Notes to Schedules of Investments

as of November 30, 2018 (unaudited) (continued)

securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PGIM ETF Trust

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	January 15, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	January 15, 2019

* Print the name and title of each signing officer under his or her signature.